UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-7205

Variable Insurance Products Fund III

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Balanced Portfolio

September 30, 2017

VIPBAL-QTLY-1117
1.808794.113

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 65.3%
	Shares	Value
CONSUMER DISCRETIONARY - 8.6%
Auto Components - 0.3%
Delphi Automotive PLC	77,700	$7,645,680
Hertz Global Holdings, Inc. (a)(b)	159,340	3,562,842
		11,208,522
Automobiles - 0.6%
Tesla, Inc. (a)	73,338	25,015,592
Diversified Consumer Services - 0.3%
ServiceMaster Global Holdings, Inc. (a)	269,975	12,615,932
ZTO Express (Cayman), Inc. sponsored ADR (b)	18,300	256,932
		12,872,864
Hotels, Restaurants & Leisure - 1.1%
Cedar Fair LP (depositary unit)	71,600	4,590,992
Compass Group PLC	302,200	6,410,327
Marriott International, Inc. Class A	70,191	7,739,260
Starbucks Corp.	109,990	5,907,563
U.S. Foods Holding Corp. (a)	236,200	6,306,540
Wyndham Worldwide Corp.	102,977	10,854,806
		41,809,488
Household Durables - 0.1%
Panasonic Corp.	136,800	1,985,239
PICO Holdings, Inc. (a)	40,108	669,804
PICO Holdings, Inc. (a)	8,460	141,282
		2,796,325
Internet & Direct Marketing Retail - 1.7%
Amazon.com, Inc. (a)	49,610	47,692,574
JD.com, Inc. sponsored ADR (a)	94,800	3,621,360
Netflix, Inc. (a)	74,300	13,474,305
		64,788,239
Leisure Products - 0.1%
Mattel, Inc. (b)	245,600	3,801,888
Media - 1.9%
Charter Communications, Inc. Class A (a)	50,664	18,412,311
Comcast Corp. Class A	449,390	17,292,527
DISH Network Corp. Class A (a)	13,100	710,413
MDC Partners, Inc. Class A (a)	349,621	3,845,831
The Walt Disney Co.	235,200	23,183,664
Time Warner, Inc.	77,000	7,888,650
		71,333,396
Multiline Retail - 0.3%
Dollar Tree, Inc. (a)	127,800	11,095,596
Specialty Retail - 1.8%
Home Depot, Inc.	190,208	31,110,420
L Brands, Inc.	90,594	3,769,616
Lowe's Companies, Inc.	125,700	10,048,458
O'Reilly Automotive, Inc. (a)	26,000	5,599,620
TJX Companies, Inc.	172,340	12,706,628
Ulta Beauty, Inc.	22,500	5,086,350
		68,321,092
Textiles, Apparel & Luxury Goods - 0.4%
NIKE, Inc. Class B	295,430	15,318,046

TOTAL CONSUMER DISCRETIONARY		328,361,048

CONSUMER STAPLES - 5.6%
Beverages - 1.4%
Anheuser-Busch InBev SA NV	47,000	5,618,250
Coca-Cola European Partners PLC	6,559	272,986
Constellation Brands, Inc. Class A (sub. vtg.)	47,800	9,533,710
Molson Coors Brewing Co. Class B	17,800	1,453,192
Monster Beverage Corp. (a)	147,026	8,123,187
The Coca-Cola Co.	606,186	27,284,432
		52,285,757
Food & Staples Retailing - 1.0%
CVS Health Corp.	259,880	21,133,442
Kroger Co.	548,069	10,994,264
Rite Aid Corp. (a)	534,510	1,047,640
Walgreens Boots Alliance, Inc.	54,720	4,225,478
		37,400,824
Food Products - 0.5%
Blue Buffalo Pet Products, Inc. (a)	53,800	1,525,230
Bunge Ltd.	66,928	4,648,819
Mondelez International, Inc.	168,500	6,851,210
The Hain Celestial Group, Inc. (a)	17,485	719,508
The Simply Good Foods Co.	175,100	2,050,421
TreeHouse Foods, Inc. (a)	65,900	4,463,407
		20,258,595
Household Products - 0.5%
Colgate-Palmolive Co.	219,444	15,986,495
Kimberly-Clark Corp.	14,400	1,694,592
Spectrum Brands Holdings, Inc.	12,314	1,304,299
		18,985,386
Personal Products - 0.5%
Avon Products, Inc. (a)	1,112,700	2,592,591
Coty, Inc. Class A	279,904	4,626,813
Estee Lauder Companies, Inc. Class A	94,492	10,190,017
Unilever NV (Certificaten Van Aandelen) (Bearer)	23,100	1,365,463
		18,774,884
Tobacco - 1.7%
Altria Group, Inc.	95,608	6,063,459
British American Tobacco PLC sponsored ADR	478,349	29,872,895
Philip Morris International, Inc.	282,456	31,355,441
		67,291,795

TOTAL CONSUMER STAPLES		214,997,241

ENERGY - 4.1%
Energy Equipment & Services - 0.5%
Baker Hughes, a GE Co. Class A	83,300	3,050,446
Dril-Quip, Inc. (a)	21,100	931,565
Hess Midstream Partners LP	54,900	1,206,153
NCS Multistage Holdings, Inc.	99,100	2,386,328
Oceaneering International, Inc.	47,700	1,253,079
Schlumberger Ltd.	174,900	12,201,024
		21,028,595
Oil, Gas & Consumable Fuels - 3.6%
Amyris, Inc. (a)(b)	9,767	31,254
Anadarko Petroleum Corp.	208,149	10,168,079
Black Stone Minerals LP	101,900	1,766,946
Boardwalk Pipeline Partners, LP	149,400	2,196,180
Cabot Oil & Gas Corp.	172,660	4,618,655
Callon Petroleum Co. (a)	246,100	2,766,164
Centennial Resource Development, Inc.:
Class A	81,400	1,462,758
Class A (c)	72,000	1,293,840
Chevron Corp.	99,600	11,703,000
Cimarex Energy Co.	50,185	5,704,529
ConocoPhillips Co.	304,200	15,225,210
Devon Energy Corp.	227,900	8,366,209
EOG Resources, Inc.	82,600	7,990,724
Extraction Oil & Gas, Inc.	112,088	1,725,034
Extraction Oil & Gas, Inc. (c)	76,712	1,180,598
Exxon Mobil Corp.	206,000	16,887,880
Newfield Exploration Co. (a)	202,400	6,005,208
Parsley Energy, Inc. Class A (a)	217,400	5,726,316
PDC Energy, Inc. (a)	63,600	3,118,308
Phillips 66 Co.	96,926	8,879,391
Pioneer Natural Resources Co.	47,100	6,949,134
PrairieSky Royalty Ltd.	118,434	3,030,733
Suncor Energy, Inc.	217,380	7,618,535
Valero Energy Corp.	36,000	2,769,480
		137,184,165

TOTAL ENERGY		158,212,760

FINANCIALS - 9.7%
Banks - 4.2%
Bank of America Corp.	1,463,187	37,077,159
Citigroup, Inc.	708,854	51,562,040
Huntington Bancshares, Inc.	1,657,138	23,133,646
JPMorgan Chase & Co.	206,600	19,732,366
PNC Financial Services Group, Inc.	128,300	17,290,991
SunTrust Banks, Inc.	96,000	5,737,920
Synovus Financial Corp.	35,742	1,646,277
Wells Fargo & Co.	77,200	4,257,580
		160,437,979
Capital Markets - 2.0%
Affiliated Managers Group, Inc.	15,800	2,999,314
BlackRock, Inc. Class A	32,372	14,473,197
CBOE Holdings, Inc.	55,425	5,965,393
Credit Suisse Group AG	119,081	1,886,790
E*TRADE Financial Corp. (a)	257,600	11,233,936
Goldman Sachs Group, Inc.	26,100	6,190,659
IntercontinentalExchange, Inc.	102,400	7,034,880
Northern Trust Corp.	123,600	11,362,548
State Street Corp.	135,700	12,964,778
		74,111,495
Consumer Finance - 1.4%
Capital One Financial Corp.	435,331	36,855,122
Imperial Holdings, Inc. warrants 4/11/19 (a)	6,565	0
Navient Corp.	33,391	501,533
OneMain Holdings, Inc. (a)	225,100	6,345,569
SLM Corp. (a)	286,952	3,291,339
Synchrony Financial	253,400	7,868,070
		54,861,633
Diversified Financial Services - 0.4%
Berkshire Hathaway, Inc.:
Class A (a)	17	4,670,580
Class B (a)	46,100	8,451,052
KBC Ancora	38,000	2,237,526
Kimbell Royalty Partners LP	55,300	872,634
On Deck Capital, Inc. (a)	65,000	303,550
		16,535,342
Insurance - 1.7%
Chubb Ltd.	74,830	10,667,017
Hartford Financial Services Group, Inc.	133,800	7,416,534
Marsh & McLennan Companies, Inc.	148,833	12,473,694
MetLife, Inc.	296,300	15,392,785
The Travelers Companies, Inc.	131,800	16,148,136
Unum Group	55,000	2,812,150
WMI Holdings Corp. (a)	57	54
		64,910,370
Thrifts & Mortgage Finance - 0.0%
Washington Mutual, Inc. (a)(d)	101,600	1

TOTAL FINANCIALS		370,856,820

HEALTH CARE - 9.2%
Biotechnology - 2.8%
Alexion Pharmaceuticals, Inc. (a)	73,050	10,248,185
Amgen, Inc.	218,209	40,685,068
Biogen, Inc. (a)	58,891	18,439,950
BioMarin Pharmaceutical, Inc. (a)	31,300	2,913,091
Celgene Corp. (a)	32,300	4,709,986
Gilead Sciences, Inc.	29,800	2,414,396
Regeneron Pharmaceuticals, Inc. (a)	17,100	7,645,752
Shire PLC sponsored ADR	37,400	5,727,436
TESARO, Inc. (a)	33,100	4,273,210
Vertex Pharmaceuticals, Inc. (a)	78,700	11,965,548
Zai Lab Ltd. ADR	10,500	283,500
		109,306,122
Health Care Equipment & Supplies - 2.2%
Abbott Laboratories	359,400	19,177,584
Boston Scientific Corp. (a)	723,280	21,098,078
Intuitive Surgical, Inc. (a)	15,800	16,524,904
Medtronic PLC	235,256	18,295,859
ResMed, Inc.	58,500	4,502,160
Wright Medical Group NV (a)	147,200	3,808,064
		83,406,649
Health Care Providers & Services - 1.8%
Henry Schein, Inc. (a)	104,248	8,547,294
Humana, Inc.	49,900	12,157,137
UnitedHealth Group, Inc.	229,300	44,908,405
Universal Health Services, Inc. Class B	26,100	2,895,534
		68,508,370
Health Care Technology - 0.3%
athenahealth, Inc. (a)	1,300	161,668
Cerner Corp. (a)	144,000	10,270,080
Medidata Solutions, Inc. (a)	17,800	1,389,468
		11,821,216
Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc.	180,300	11,575,260
Thermo Fisher Scientific, Inc.	78,817	14,912,176
		26,487,436
Pharmaceuticals - 1.4%
Allergan PLC	105,623	21,647,434
Bristol-Myers Squibb Co.	240,760	15,346,042
GlaxoSmithKline PLC sponsored ADR	62,900	2,553,740
Jazz Pharmaceuticals PLC (a)	47,500	6,946,875
Merck & Co., Inc.	93,500	5,986,805
		52,480,896

TOTAL HEALTH CARE		352,010,689

INDUSTRIALS - 6.5%
Aerospace & Defense - 1.1%
Axon Enterprise, Inc. (a)	221,300	5,016,871
Lockheed Martin Corp.	9,700	3,009,813
Northrop Grumman Corp.	46,900	13,494,068
Raytheon Co.	70,500	13,153,890
The Boeing Co.	1,200	305,052
United Technologies Corp.	50,009	5,805,045
		40,784,739
Air Freight & Logistics - 0.2%
C.H. Robinson Worldwide, Inc.	33,300	2,534,130
United Parcel Service, Inc. Class B	45,497	5,463,735
		7,997,865
Airlines - 0.7%
American Airlines Group, Inc.	327,281	15,542,575
JetBlue Airways Corp. (a)	511,200	9,472,536
Southwest Airlines Co.	56,073	3,138,967
		28,154,078
Building Products - 0.3%
Allegion PLC	151,716	13,118,883
Commercial Services & Supplies - 0.1%
Waste Management, Inc.	29,700	2,324,619
Construction & Engineering - 0.1%
Fluor Corp.	138,548	5,832,871
Electrical Equipment - 1.3%
AMETEK, Inc.	218,109	14,403,918
Fortive Corp.	219,075	15,508,319
Sensata Technologies Holding BV (a)	285,400	13,719,178
Sunrun, Inc. (a)	816,990	4,534,295
Vivint Solar, Inc. (a)(b)	539,919	1,835,725
		50,001,435
Industrial Conglomerates - 0.8%
3M Co.	12,200	2,560,780
General Electric Co.	798,544	19,308,794
Honeywell International, Inc.	51,500	7,299,610
		29,169,184
Machinery - 0.1%
Caterpillar, Inc.	23,265	2,901,378
WABCO Holdings, Inc. (a)	8,300	1,228,400
		4,129,778
Road & Rail - 1.3%
Avis Budget Group, Inc. (a)	170,450	6,487,327
CSX Corp.	231,200	12,544,912
Norfolk Southern Corp.	112,800	14,916,672
Union Pacific Corp.	139,800	16,212,606
		50,161,517
Trading Companies & Distributors - 0.5%
HD Supply Holdings, Inc. (a)	510,600	18,417,342

TOTAL INDUSTRIALS		250,092,311

INFORMATION TECHNOLOGY - 14.7%
Electronic Equipment & Components - 0.7%
Dell Technologies, Inc. (a)	28,500	2,200,485
Jabil, Inc.	786,118	22,443,669
Samsung SDI Co. Ltd. (e)	18,303	3,172,720
		27,816,874
Internet Software & Services - 4.0%
2U, Inc. (a)	40,500	2,269,620
58.com, Inc. ADR (a)	200,029	12,629,831
Alphabet, Inc. Class C (a)	67,149	64,403,277
Box, Inc. Class A (a)	275,900	5,330,388
Facebook, Inc. Class A (a)	276,004	47,160,803
MercadoLibre, Inc.	7,700	1,993,761
MINDBODY, Inc. (a)	250,436	6,473,771
New Relic, Inc. (a)	69,668	3,469,466
Twilio, Inc. Class A (a)	49,900	1,489,515
Velti PLC (a)(c)	284,296	1,251
Yext, Inc.	495,300	6,577,584
		151,799,267
IT Services - 0.8%
Cognizant Technology Solutions Corp. Class A	186,800	13,550,472
FleetCor Technologies, Inc. (a)	53,200	8,233,764
PayPal Holdings, Inc. (a)	163,200	10,449,696
		32,233,932
Semiconductors & Semiconductor Equipment - 2.3%
Analog Devices, Inc.	58,900	5,075,413
Broadcom Ltd.	17,000	4,123,180
Cavium, Inc. (a)	30,400	2,004,576
Cree, Inc. (a)	15,000	422,850
Integrated Device Technology, Inc. (a)	48,161	1,280,119
Micron Technology, Inc. (a)	247,500	9,734,175
NVIDIA Corp.	51,400	9,188,778
ON Semiconductor Corp. (a)	619,605	11,444,104
Qorvo, Inc. (a)	312,800	22,108,704
Qualcomm, Inc.	169,097	8,765,988
Semtech Corp. (a)	119,010	4,468,826
Silergy Corp.	85,000	1,944,984
Siltronic AG (a)	58,116	7,212,167
		87,773,864
Software - 4.9%
Activision Blizzard, Inc.	5,467	352,676
Adobe Systems, Inc. (a)	45,631	6,807,233
Atlassian Corp. PLC (a)	20,341	714,986
Autodesk, Inc. (a)	618,861	69,473,331
Citrix Systems, Inc. (a)	303,418	23,308,571
Electronic Arts, Inc. (a)	58,700	6,930,122
HubSpot, Inc. (a)	64,710	5,438,876
Microsoft Corp.	455,600	33,937,644
Parametric Technology Corp. (a)	230,711	12,984,415
Red Hat, Inc. (a)	11,941	1,323,779
Salesforce.com, Inc. (a)	190,000	17,749,800
Symantec Corp.	106,435	3,492,132
Zendesk, Inc. (a)	237,672	6,918,632
		189,432,197
Technology Hardware, Storage & Peripherals - 2.0%
Apple, Inc.	420,312	64,778,485
HP, Inc.	380,400	7,592,784
Western Digital Corp.	33,800	2,920,320
		75,291,589

TOTAL INFORMATION TECHNOLOGY		564,347,723

MATERIALS - 1.7%
Chemicals - 1.2%
DowDuPont, Inc.	293,577	20,324,336
LyondellBasell Industries NV Class A	80,400	7,963,620
Monsanto Co.	16,400	1,965,048
Platform Specialty Products Corp. (a)	258,400	2,881,160
Sherwin-Williams Co.	18,100	6,480,524
The Scotts Miracle-Gro Co. Class A	35,600	3,465,304
W.R. Grace & Co.	57,625	4,157,644
		47,237,636
Construction Materials - 0.1%
Eagle Materials, Inc.	41,650	4,444,055
Containers & Packaging - 0.3%
Ball Corp.	136,000	5,616,800
WestRock Co.	120,422	6,831,540
		12,448,340
Metals & Mining - 0.1%
Steel Dynamics, Inc.	92,900	3,202,263

TOTAL MATERIALS		67,332,294

REAL ESTATE - 1.9%
Equity Real Estate Investment Trusts (REITs) - 1.8%
Altisource Residential Corp. Class B	236,200	2,624,182
American Homes 4 Rent Class A	120,800	2,622,568
American Tower Corp.	99,500	13,599,660
Boston Properties, Inc.	43,100	5,296,128
Colony NorthStar, Inc.	253,283	3,181,234
Corporate Office Properties Trust (SBI)	65,200	2,140,516
Corrections Corp. of America	26,400	706,728
DDR Corp.	87,400	800,584
Equinix, Inc.	12,700	5,668,010
Extra Space Storage, Inc.	24,573	1,963,874
Gaming & Leisure Properties	14,600	538,594
General Growth Properties, Inc.	221,900	4,608,863
Healthcare Trust of America, Inc.	114,500	3,412,100
Omega Healthcare Investors, Inc.	17,800	567,998
Outfront Media, Inc.	62,320	1,569,218
Pennsylvania Real Estate Investment Trust (SBI)	12,200	127,978
Prologis, Inc.	106,700	6,771,182
SBA Communications Corp. Class A (a)	16,300	2,348,015
Spirit Realty Capital, Inc.	240,600	2,061,942
Store Capital Corp.	230,700	5,737,509
Sun Communities, Inc.	4,400	376,992
VEREIT, Inc.	363,800	3,015,902
		69,739,777
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	95,906	3,632,919

TOTAL REAL ESTATE		73,372,696

TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 1.3%
AT&T, Inc.	664,571	26,031,246
Level 3 Communications, Inc. (a)	76,004	4,050,253
Verizon Communications, Inc.	388,072	19,205,683
Zayo Group Holdings, Inc. (a)	66,900	2,302,698
		51,589,880
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	30,031	1,851,711

TOTAL TELECOMMUNICATION SERVICES		53,441,591

UTILITIES - 1.9%
Electric Utilities - 1.2%
Edison International	25,758	1,987,745
Exelon Corp.	263,735	9,934,897
FirstEnergy Corp.	86,800	2,676,044
Great Plains Energy, Inc.	49,000	1,484,700
NextEra Energy, Inc.	118,151	17,315,029
PG&E Corp.	143,850	9,794,747
		43,193,162
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	116,800	2,988,912
NRG Yield, Inc. Class C	57,702	1,113,649
		4,102,561
Multi-Utilities - 0.6%
CenterPoint Energy, Inc.	30,000	876,300
Dominion Resources, Inc.	116,217	8,940,574
Public Service Enterprise Group, Inc.	31,800	1,470,750
SCANA Corp.	13,200	640,068
Sempra Energy	105,395	12,028,731
		23,956,423

TOTAL UTILITIES		71,252,146

TOTAL COMMON STOCKS
(Cost $1,952,496,829)		2,504,277,319
	Principal Amount	Value

Convertible Bonds - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Amyris, Inc. 9.5% 4/15/19 pay-in-kind (Cost $1,034,881)	1,452,000	1,019,123

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.01% to 1.15% 10/19/17 to 12/28/17 (f)
(Cost $2,375,722)	2,380,000	2,376,000
	Shares	Value

Fixed-Income Funds - 31.8%
Fidelity High Income Central Fund 2 (g)	807,404	$92,488,118
Fidelity VIP Investment Grade Central Fund (g)	10,685,823	1,127,033,714
TOTAL FIXED-INCOME FUNDS
(Cost $1,190,066,279)		1,219,521,832

Money Market Funds - 3.2%
Fidelity Cash Central Fund, 1.09%(h)	117,465,633	117,489,126
Fidelity Securities Lending Cash Central Fund 1.10%(h)(i)	4,842,863	4,843,832
TOTAL MONEY MARKET FUNDS
(Cost $122,322,367)		122,332,958
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $3,268,296,078)		3,849,527,232
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(15,355,464)
NET ASSETS - 100%		$3,834,171,768

Futures Contracts
	Number of contracts	Expiration Date	Notional amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	501	Dec. 2017	$63,028,305	$1,013,431	$1,013,431

The notional amount of futures purchased as a percentage of Net Assets is 1.6%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,475,689 or 0.1% of net assets.

 (d) Level 3 instrument

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,376,000.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Centennial Resource Development, Inc. Class A	12/28/16	$1,046,880
Extraction Oil & Gas, Inc.	12/12/16	$1,399,994
Velti PLC	4/19/13	$426,444

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$709,273
Fidelity High Income Central Fund 2	4,267,347
Fidelity Securities Lending Cash Central Fund	318,836
Fidelity VIP Investment Grade Central Fund	22,751,443
Total	$28,046,899

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund 2	$85,572,854	$4,267,379	$--	$--	$2,647,885	$92,488,118	10.4%
Fidelity VIP Investment Grade Central Fund	958,344,998	155,581,422	--	--	13,107,294	1,127,033,714	20.8%
Total	$1,043,917,852	$159,848,801	$--	$--	$15,755,179	$1,219,521,832

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$328,361,048	$326,375,809	$1,985,239	$--
Consumer Staples	214,997,241	208,013,528	6,983,713	--
Energy	158,212,760	158,212,760	--	--
Financials	370,856,820	368,970,029	1,886,790	1
Health Care	352,010,689	352,010,689	--	--
Industrials	250,092,311	250,092,311	--	--
Information Technology	564,347,723	564,347,723	--	--
Materials	67,332,294	67,332,294	--	--
Real Estate	73,372,696	73,372,696	--	--
Telecommunication Services	53,441,591	53,441,591	--	--
Utilities	71,252,146	71,252,146	--	--
Corporate Bonds	1,019,123	--	1,019,123	--
U.S. Government and Government Agency Obligations	2,376,000	--	2,376,000	--
Fixed-Income Funds	1,219,521,832	1,219,521,832	--	--
Money Market Funds	122,332,958	122,332,958	--	--
Total Investments in Securities:	$3,849,527,232	$3,835,276,366	$14,250,865	$1
Derivative Instruments:
Assets
Futures Contracts	$1,013,431	$1,013,431	$--	$--
Total Assets	$1,013,431	$1,013,431	$--	$--
Total Derivative Instruments:	$1,013,431	$1,013,431	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Dynamic Capital Appreciation Portfolio

September 30, 2017

VIPDCA-QTLY-1117
1.808777.113

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
CONSUMER DISCRETIONARY - 16.0%
Auto Components - 0.3%
BorgWarner, Inc.	10,100	$517,423
Diversified Consumer Services - 0.2%
DeVry, Inc.	9,320	334,122
Hotels, Restaurants & Leisure - 7.4%
Carnival Corp.	8,200	529,474
Dalata Hotel Group PLC (a)	217,540	1,421,821
Las Vegas Sands Corp.	86,071	5,522,315
Marriott International, Inc. Class A	7,000	771,820
Penn National Gaming, Inc. (a)	7,800	182,442
Royal Caribbean Cruises Ltd.	4,900	580,846
Whitbread PLC	11,014	555,815
Wyndham Worldwide Corp.	18,443	1,944,077
		11,508,610
Internet & Direct Marketing Retail - 1.3%
Priceline Group, Inc. (a)	1,100	2,013,902
Media - 3.5%
Altice NV Class A (a)	124,599	2,495,381
Charter Communications, Inc. Class A (a)	4,700	1,708,074
Interpublic Group of Companies, Inc.	55,000	1,143,450
		5,346,905
Multiline Retail - 2.3%
B&M European Value Retail S.A.	95,548	496,261
Dollar General Corp.	25,600	2,074,880
JC Penney Corp., Inc. (a)(b)	276,400	1,053,084
		3,624,225
Specialty Retail - 1.0%
Home Depot, Inc.	9,400	1,537,464

TOTAL CONSUMER DISCRETIONARY		24,882,651

CONSUMER STAPLES - 1.6%
Food & Staples Retailing - 1.1%
Costco Wholesale Corp.	3,084	506,670
CVS Health Corp.	8,600	699,352
Wal-Mart Stores, Inc.	5,300	414,142
		1,620,164
Personal Products - 0.5%
Unilever NV (Certificaten Van Aandelen) (Bearer)	13,700	809,820

TOTAL CONSUMER STAPLES		2,429,984

ENERGY - 3.2%
Energy Equipment & Services - 0.6%
Ensco PLC Class A (b)	112,600	672,222
Shelf Drilling Ltd.	31,800	249,545
		921,767
Oil, Gas & Consumable Fuels - 2.6%
Anadarko Petroleum Corp.	8,400	410,340
Apache Corp.	6,900	316,020
Cheniere Energy, Inc. (a)	5,200	234,208
Devon Energy Corp.	7,800	286,338
Marathon Oil Corp.	76,300	1,034,628
Southwestern Energy Co. (a)	228,679	1,397,229
Whiting Petroleum Corp. (a)(b)	57,800	315,588
		3,994,351

TOTAL ENERGY		4,916,118

FINANCIALS - 16.0%
Banks - 1.8%
Bank of America Corp.	64,343	1,630,452
KeyCorp	8,700	163,734
PNC Financial Services Group, Inc.	8,001	1,078,295
		2,872,481
Capital Markets - 13.5%
Brookfield Asset Management, Inc. Class A	2,100	86,710
CBOE Holdings, Inc.	15,436	1,661,377
CME Group, Inc.	33,300	4,518,144
E*TRADE Financial Corp. (a)	20,800	907,088
Goldman Sachs Group, Inc.	16,638	3,946,367
Legg Mason, Inc.	11,600	455,996
MarketAxess Holdings, Inc.	3,200	590,432
Moody's Corp.	5,100	709,971
Morgan Stanley	76,800	3,699,456
MSCI, Inc.	12,371	1,446,170
S&P Global, Inc.	11,700	1,828,827
T. Rowe Price Group, Inc.	12,400	1,124,060
		20,974,598
Insurance - 0.7%
Progressive Corp.	8,000	387,360
Willis Group Holdings PLC	4,400	678,612
		1,065,972

TOTAL FINANCIALS		24,913,051

HEALTH CARE - 15.8%
Biotechnology - 9.4%
Alexion Pharmaceuticals, Inc. (a)	12,100	1,697,509
Amgen, Inc.	27,100	5,052,795
Biogen, Inc. (a)	1,100	344,432
Celgene Corp. (a)	15,162	2,210,923
Epizyme, Inc. (a)	3,700	70,485
Portola Pharmaceuticals, Inc. (a)	3,900	210,717
Regeneron Pharmaceuticals, Inc. (a)	2,800	1,251,936
Vertex Pharmaceuticals, Inc. (a)	24,700	3,755,388
		14,594,185
Health Care Equipment & Supplies - 2.6%
Abiomed, Inc. (a)	5,433	916,004
Align Technology, Inc. (a)	2,200	409,794
Boston Scientific Corp. (a)	27,900	813,843
Danaher Corp.	3,200	274,496
Hologic, Inc. (a)	10,998	403,517
Intuitive Surgical, Inc. (a)	800	836,704
Varian Medical Systems, Inc. (a)	4,800	480,288
		4,134,646
Health Care Providers & Services - 1.1%
Cigna Corp.	4,600	859,924
UnitedHealth Group, Inc.	4,400	861,740
		1,721,664
Life Sciences Tools & Services - 1.5%
Agilent Technologies, Inc.	16,900	1,084,980
Bio-Rad Laboratories, Inc. Class A (a)	1,300	288,886
ICON PLC (a)	4,300	489,684
Mettler-Toledo International, Inc. (a)	700	438,312
		2,301,862
Pharmaceuticals - 1.2%
Bristol-Myers Squibb Co.	7,800	497,172
Jazz Pharmaceuticals PLC (a)	1,400	204,750
The Medicines Company (a)(b)	30,000	1,111,200
		1,813,122

TOTAL HEALTH CARE		24,565,479

INDUSTRIALS - 8.9%
Aerospace & Defense - 0.7%
The Boeing Co.	4,000	1,016,840
Airlines - 1.6%
Air Canada (a)	84,400	1,774,920
Ryanair Holdings PLC sponsored ADR (a)	7,012	739,205
		2,514,125
Building Products - 1.7%
A.O. Smith Corp.	13,900	826,077
Allegion PLC	8,800	760,936
Kingspan Group PLC (Ireland)	24,290	1,032,926
		2,619,939
Commercial Services & Supplies - 0.9%
Cintas Corp.	5,800	836,824
Copart, Inc. (a)	15,800	543,046
		1,379,870
Machinery - 2.3%
Cummins, Inc.	4,400	739,332
Deere & Co.	5,000	627,950
Graco, Inc.	5,700	705,033
Manitowoc Co., Inc. (a)	60,596	545,364
PACCAR, Inc.	4,100	296,594
Parker Hannifin Corp.	3,700	647,574
		3,561,847
Marine - 0.7%
Irish Continental Group PLC unit	166,000	1,109,485
Professional Services - 0.2%
IHS Markit Ltd. (a)	8,900	392,312
Road & Rail - 0.8%
Norfolk Southern Corp.	4,500	595,080
Union Pacific Corp.	5,300	614,641
		1,209,721

TOTAL INDUSTRIALS		13,804,139

INFORMATION TECHNOLOGY - 25.1%
Electronic Equipment & Components - 0.4%
Cognex Corp.	3,500	385,980
Zebra Technologies Corp. Class A (a)	1,900	206,302
		592,282
Internet Software & Services - 6.3%
Alibaba Group Holding Ltd. sponsored ADR (a)	9,400	1,623,474
Alphabet, Inc. Class C (a)	4,900	4,699,639
Facebook, Inc. Class A (a)	16,611	2,838,322
LogMeIn, Inc.	3,300	363,165
VeriSign, Inc. (a)	3,400	361,726
		9,886,326
IT Services - 3.7%
Fiserv, Inc. (a)	5,100	657,696
Gartner, Inc. (a)	6,200	771,342
PayPal Holdings, Inc. (a)	44,800	2,868,544
Visa, Inc. Class A	13,600	1,431,264
		5,728,846
Semiconductors & Semiconductor Equipment - 2.4%
Advanced Micro Devices, Inc. (a)	21,000	267,750
ASML Holding NV	1,010	172,912
KLA-Tencor Corp.	2,058	218,148
NVIDIA Corp.	7,800	1,394,406
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	21,500	807,325
Texas Instruments, Inc.	10,100	905,364
		3,765,905
Software - 7.7%
Adobe Systems, Inc. (a)	31,200	4,654,416
ANSYS, Inc. (a)	6,300	773,199
Autodesk, Inc. (a)	8,600	965,436
Electronic Arts, Inc. (a)	23,485	2,772,639
Microsoft Corp.	27,400	2,041,026
Take-Two Interactive Software, Inc. (a)	7,300	746,279
		11,952,995
Technology Hardware, Storage & Peripherals - 4.6%
Apple, Inc.	46,819	7,215,741

TOTAL INFORMATION TECHNOLOGY		39,142,095

MATERIALS - 7.7%
Chemicals - 4.6%
DowDuPont, Inc.	23,244	1,609,182
Eastman Chemical Co.	1,900	171,931
FMC Corp.	37,064	3,310,186
LyondellBasell Industries NV Class A	3,302	327,063
Sherwin-Williams Co.	1,900	680,276
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	7,169	399,027
The Chemours Co. LLC	12,204	617,644
		7,115,309
Construction Materials - 0.5%
Eagle Materials, Inc.	7,579	808,679
Containers & Packaging - 0.4%
Avery Dennison Corp.	6,700	658,878
Metals & Mining - 2.2%
Freeport-McMoRan, Inc. (a)	71,896	1,009,420
Glencore Xstrata PLC	176,321	808,044
Rio Tinto PLC	23,700	1,103,215
Vale SA sponsored ADR	52,600	529,682
		3,450,361

TOTAL MATERIALS		12,033,227

REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.4%
Equinix, Inc.	1,400	624,820
TELECOMMUNICATION SERVICES - 1.7%
Wireless Telecommunication Services - 1.7%
T-Mobile U.S., Inc. (a)	42,019	2,590,892
UTILITIES - 0.5%
Electric Utilities - 0.2%
NextEra Energy, Inc.	2,300	337,065
Multi-Utilities - 0.3%
Sempra Energy	4,400	502,172

TOTAL UTILITIES		839,237

TOTAL COMMON STOCKS
(Cost $117,794,391)		150,741,693

Money Market Funds - 5.6%
Fidelity Cash Central Fund, 1.09%(c)	5,839,930	5,841,098
Fidelity Securities Lending Cash Central Fund 1.10%(c)(d)	2,917,678	2,918,262
TOTAL MONEY MARKET FUNDS
(Cost $8,758,931)		8,759,360
TOTAL INVESTMENT IN SECURITIES - 102.5%
(Cost $126,553,322)		159,501,053
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(3,917,565)
NET ASSETS - 100%		$155,583,488

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$22,951
Fidelity Securities Lending Cash Central Fund	37,044
Total	$59,995

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$24,882,651	$24,882,651	$--	$--
Consumer Staples	2,429,984	1,620,164	809,820	--
Energy	4,916,118	4,916,118	--	--
Financials	24,913,051	24,913,051	--	--
Health Care	24,565,479	24,565,479	--	--
Industrials	13,804,139	13,804,139	--	--
Information Technology	39,142,095	39,142,095	--	--
Materials	12,033,227	10,930,012	1,103,215	--
Real Estate	624,820	624,820	--	--
Telecommunication Services	2,590,892	2,590,892	--	--
Utilities	839,237	839,237	--	--
Money Market Funds	8,759,360	8,759,360	--	--
Total Investments in Securities:	$159,501,053	$157,588,018	$1,913,035	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Growth & Income Portfolio

September 30, 2017

VIPGI-QTLY-1117
1.808773.113

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
		Shares	Value
CONSUMER DISCRETIONARY - 5.3%
Auto Components - 0.1%
Gentex Corp.		50,000	$990,000
Hotels, Restaurants & Leisure - 0.2%
Cedar Fair LP (depositary unit)		6,000	384,720
DineEquity, Inc.		21,300	915,474
Dunkin' Brands Group, Inc.		12,800	679,424
Marriott International, Inc. Class A		4,000	441,040
			2,420,658
Media - 3.0%
Comcast Corp. Class A		674,462	25,953,298
Interpublic Group of Companies, Inc.		125,400	2,607,066
Omnicom Group, Inc.		16,000	1,185,120
The Walt Disney Co.		43,300	4,268,081
Time Warner, Inc. (a)		45,649	4,676,740
Viacom, Inc. Class B (non-vtg.)		47,600	1,325,184
			40,015,489
Multiline Retail - 0.4%
Dollar General Corp.		28,700	2,326,135
Target Corp.		60,077	3,545,144
			5,871,279
Specialty Retail - 1.6%
L Brands, Inc.		126,000	5,242,860
Lowe's Companies, Inc. (a)		136,317	10,897,181
Ross Stores, Inc.		20,200	1,304,314
TJX Companies, Inc.		57,000	4,202,610
			21,646,965
Textiles, Apparel & Luxury Goods - 0.0%
VF Corp.		11,100	705,627

TOTAL CONSUMER DISCRETIONARY			71,650,018

CONSUMER STAPLES - 7.4%
Beverages - 2.2%
Coca-Cola European Partners PLC		24,700	1,028,014
Dr. Pepper Snapple Group, Inc.		37,400	3,308,778
Molson Coors Brewing Co. Class B		87,700	7,159,828
The Coca-Cola Co.		410,453	18,474,490
			29,971,110
Food & Staples Retailing - 1.8%
Costco Wholesale Corp.		4,000	657,160
CVS Health Corp.		120,164	9,771,736
Kroger Co.		241,000	4,834,460
Wal-Mart Stores, Inc.		112,500	8,790,750
			24,054,106
Food Products - 0.4%
B&G Foods, Inc. Class A		42,900	1,366,365
Campbell Soup Co.		12,500	585,250
General Mills, Inc.		7,700	398,552
Kellogg Co.		10,000	623,700
Snyders-Lance, Inc.		16,200	617,868
The J.M. Smucker Co.		21,900	2,297,967
			5,889,702
Household Products - 1.6%
Procter & Gamble Co. (a)		232,450	21,148,301
Personal Products - 0.5%
Coty, Inc. Class A		140,200	2,317,506
Unilever NV (NY Reg.)		83,600	4,935,744
			7,253,250
Tobacco - 0.9%
Altria Group, Inc.		130,000	8,244,600
British American Tobacco PLC sponsored ADR		60,400	3,771,980
			12,016,580

TOTAL CONSUMER STAPLES			100,333,049

ENERGY - 13.0%
Energy Equipment & Services - 1.1%
Baker Hughes, a GE Co. Class A		60,300	2,208,186
Nabors Industries Ltd.		83,500	673,845
National Oilwell Varco, Inc.		105,100	3,755,223
Oceaneering International, Inc.		133,200	3,499,164
Schlumberger Ltd.		61,347	4,279,567
			14,415,985
Oil, Gas & Consumable Fuels - 11.9%
Amyris, Inc. (b)(c)		47,874	153,197
Anadarko Petroleum Corp.		52,400	2,559,740
Apache Corp.		234,100	10,721,780
Cabot Oil & Gas Corp.		220,100	5,887,675
Cenovus Energy, Inc.		880,924	8,832,185
Chevron Corp.		212,418	24,959,115
ConocoPhillips Co.		524,005	26,226,450
Golar LNG Ltd.		112,000	2,532,320
Imperial Oil Ltd.		238,500	7,619,002
Kinder Morgan, Inc.		571,900	10,969,042
Legacy Reserves LP(b)		179,888	273,430
Phillips 66 Co.		14,100	1,291,701
Plains All American Pipeline LP		35,100	743,769
PrairieSky Royalty Ltd.		5,709	146,094
Suncor Energy, Inc.		695,860	24,387,864
Teekay LNG Partners LP		76,500	1,361,700
The Williams Companies, Inc.		675,790	20,280,458
Valero Energy Corp.		21,900	1,684,767
Williams Partners LP		267,705	10,413,725
			161,044,014

TOTAL ENERGY			175,459,999

FINANCIALS - 23.2%
Banks - 15.2%
Bank of America Corp. (a)		1,845,732	46,770,849
Citigroup, Inc. (a)		558,618	40,633,873
Cullen/Frost Bankers, Inc.		3,000	284,760
JPMorgan Chase & Co. (a)		436,532	41,693,171
M&T Bank Corp.		8,300	1,336,632
PNC Financial Services Group, Inc. (a)		86,072	11,599,923
Regions Financial Corp. (a)		411,800	6,271,714
SunTrust Banks, Inc.		286,964	17,151,838
U.S. Bancorp		256,098	13,724,292
Wells Fargo & Co.		460,469	25,394,865
			204,861,917
Capital Markets - 7.3%
Apollo Global Management LLC Class A		98,300	2,958,830
CBOE Holdings, Inc. (a)		32,100	3,454,923
Charles Schwab Corp. (a)		192,784	8,432,372
Goldman Sachs Group, Inc.		20,800	4,933,552
KKR & Co. LP		477,393	9,705,400
Morgan Stanley (a)		233,883	11,266,144
Northern Trust Corp.		156,745	14,409,568
Oaktree Capital Group LLC Class A		43,900	2,065,495
S&P Global, Inc.		36,400	5,689,684
State Street Corp. (a)		262,279	25,058,136
TD Ameritrade Holding Corp.		10,100	492,880
The Blackstone Group LP		279,900	9,340,263
			97,807,247
Insurance - 0.5%
Marsh & McLennan Companies, Inc.		58,342	4,889,643
MetLife, Inc.		39,600	2,057,220
			6,946,863
Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc.		159,350	2,978,252

TOTAL FINANCIALS			312,594,279

HEALTH CARE - 13.9%
Biotechnology - 3.2%
Alexion Pharmaceuticals, Inc. (b)		51,900	7,281,051
Amgen, Inc.		122,344	22,811,039
Biogen, Inc. (b)		11,900	3,726,128
Gilead Sciences, Inc.		68,300	5,533,666
Intercept Pharmaceuticals, Inc. (b)		14,958	868,162
Shire PLC sponsored ADR		18,900	2,894,346
			43,114,392
Health Care Equipment & Supplies - 2.2%
Becton, Dickinson & Co.		3,500	685,825
Boston Scientific Corp. (b)		101,100	2,949,087
Danaher Corp.		62,300	5,344,094
Fisher & Paykel Healthcare Corp.		73,285	676,493
Medtronic PLC		152,985	11,897,643
Meridian Bioscience, Inc.		20,300	290,290
ResMed, Inc.		20,600	1,585,376
Steris PLC		11,300	998,920
Zimmer Biomet Holdings, Inc.		40,300	4,718,727
			29,146,455
Health Care Providers & Services - 3.2%
Aetna, Inc.		13,200	2,098,932
Anthem, Inc.		38,900	7,386,332
Cardinal Health, Inc.		77,600	5,192,992
Cigna Corp.		39,890	7,457,037
Fresenius Medical Care AG & Co. KGaA sponsored ADR		31,800	1,554,702
Humana, Inc.		17,700	4,312,251
McKesson Corp.		50,488	7,755,462
Patterson Companies, Inc.		55,143	2,131,277
UnitedHealth Group, Inc.		24,300	4,759,155
			42,648,140
Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc.		17,800	1,142,760
Pharmaceuticals - 5.2%
Allergan PLC		16,300	3,340,685
AstraZeneca PLC sponsored ADR		113,500	3,845,380
Bayer AG		23,100	3,155,537
Bristol-Myers Squibb Co. (a)		107,700	6,864,798
Eisai Co. Ltd.		2,600	133,460
GlaxoSmithKline PLC sponsored ADR		497,894	20,214,496
Innoviva, Inc. (b)		43,800	618,456
Johnson & Johnson (a)		168,459	21,901,355
Novartis AG sponsored ADR		7,925	680,361
Sanofi SA		43,466	4,326,896
Teva Pharmaceutical Industries Ltd. sponsored ADR		323,803	5,698,933
			70,780,357

TOTAL HEALTH CARE			186,832,104

INDUSTRIALS - 12.0%
Aerospace & Defense - 2.3%
General Dynamics Corp.		17,700	3,638,766
Meggitt PLC		38,842	271,172
Rolls-Royce Holdings PLC		247,300	2,941,454
The Boeing Co. (a)		20,517	5,215,627
United Technologies Corp.		157,487	18,281,091
			30,348,110
Air Freight & Logistics - 1.7%
C.H. Robinson Worldwide, Inc.		82,000	6,240,200
Expeditors International of Washington, Inc.		54,195	3,244,113
United Parcel Service, Inc. Class B		115,672	13,891,050
			23,375,363
Commercial Services & Supplies - 0.1%
KAR Auction Services, Inc.		20,100	959,574
Ritchie Brothers Auctioneers, Inc.		33,400	1,056,005
			2,015,579
Construction & Engineering - 0.1%
Fluor Corp.		19,600	825,160
Electrical Equipment - 0.6%
Acuity Brands, Inc.		12,300	2,106,744
AMETEK, Inc.		38,800	2,562,352
Hubbell, Inc. Class B		32,379	3,756,612
			8,425,708
Industrial Conglomerates - 2.2%
General Electric Co.		1,207,250	29,191,305
Machinery - 0.9%
Donaldson Co., Inc.		36,600	1,681,404
Flowserve Corp.		130,300	5,549,477
Snap-On, Inc.		14,100	2,101,041
Wabtec Corp.		38,400	2,908,800
Zardoya Otis SA		2,131	23,574
			12,264,296
Professional Services - 0.4%
Intertrust NV		80,200	1,302,392
Nielsen Holdings PLC		88,600	3,672,470
			4,974,862
Road & Rail - 2.9%
CSX Corp. (a)		247,447	13,426,474
J.B. Hunt Transport Services, Inc. (a)		103,282	11,472,565
Norfolk Southern Corp.		48,293	6,386,266
Union Pacific Corp.		66,600	7,723,602
			39,008,907
Trading Companies & Distributors - 0.8%
Brenntag AG		4,800	267,289
Bunzl PLC		8,800	267,325
Fastenal Co.		79,000	3,600,820
Howden Joinery Group PLC		40,900	236,214
MSC Industrial Direct Co., Inc. Class A		12,500	944,625
W.W. Grainger, Inc. (c)		1,800	323,550
Watsco, Inc.		34,792	5,603,947
			11,243,770

TOTAL INDUSTRIALS			161,673,060

INFORMATION TECHNOLOGY - 17.6%
Communications Equipment - 1.5%
Cisco Systems, Inc. (a)		609,304	20,490,894
Electronic Equipment & Components - 0.1%
Avnet, Inc.		20,800	817,440
Philips Lighting NV		22,800	920,251
			1,737,691
Internet Software & Services - 3.3%
Alphabet, Inc.:
Class A (b)		25,918	25,236,875
Class C (b)		20,683	19,837,272
			45,074,147
IT Services - 3.8%
Accenture PLC Class A		25,800	3,484,806
Amdocs Ltd.		25,800	1,659,456
Cognizant Technology Solutions Corp. Class A		11,600	841,464
MasterCard, Inc. Class A (a)		77,210	10,902,052
Paychex, Inc.		231,931	13,906,583
Unisys Corp. (b)		214,196	1,820,666
Visa, Inc. Class A		171,776	18,077,706
			50,692,733
Semiconductors & Semiconductor Equipment - 1.7%
Maxim Integrated Products, Inc.		30,300	1,445,613
Qualcomm, Inc.		392,261	20,334,810
United Microelectronics Corp. sponsored ADR		132,500	331,250
Xilinx, Inc.		13,400	949,122
			23,060,795
Software - 4.5%
Micro Focus International PLC		82,131	2,627,026
Microsoft Corp. (a)		653,113	48,650,385
Oracle Corp.		107,791	5,211,695
SAP SE sponsored ADR (c)		37,500	4,111,875
			60,600,981
Technology Hardware, Storage & Peripherals - 2.7%
Apple, Inc. (a)		232,558	35,841,839

TOTAL INFORMATION TECHNOLOGY			237,499,080

MATERIALS - 3.1%
Chemicals - 2.5%
CF Industries Holdings, Inc.		108,700	3,821,892
DowDuPont, Inc.		44,605	3,088,004
LyondellBasell Industries NV Class A		77,100	7,636,755
Monsanto Co.		73,819	8,844,993
Potash Corp. of Saskatchewan, Inc.		339,200	6,529,821
PPG Industries, Inc.		5,000	543,300
The Scotts Miracle-Gro Co. Class A		7,300	710,582
W.R. Grace & Co.		41,100	2,965,365
			34,140,712
Containers & Packaging - 0.5%
Ball Corp.		86,400	3,568,320
Graphic Packaging Holding Co.		13,100	182,745
WestRock Co.		54,800	3,108,804
			6,859,869
Metals & Mining - 0.1%
Reliance Steel & Aluminum Co.		10,600	807,402

TOTAL MATERIALS			41,807,983

REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 1.1%
American Tower Corp.		15,800	2,159,544
CoreSite Realty Corp.		5,500	615,450
Crown Castle International Corp.		49,300	4,929,014
First Potomac Realty Trust		8,800	98,032
Omega Healthcare Investors, Inc.		23,200	740,312
Public Storage		15,800	3,381,042
Sabra Health Care REIT, Inc.		50,600	1,110,164
Spirit Realty Capital, Inc.		138,500	1,186,945
			14,220,503
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.2%
Verizon Communications, Inc.		312,780	15,479,482
UTILITIES - 1.1%
Electric Utilities - 1.0%
Exelon Corp.		319,000	12,016,730
PPL Corp.		38,300	1,453,485
Southern Co.		8,100	398,034
			13,868,249
Multi-Utilities - 0.1%
Public Service Enterprise Group, Inc.		24,600	1,137,750

TOTAL UTILITIES			15,005,999

TOTAL COMMON STOCKS
(Cost $969,390,026)			1,332,555,556

Preferred Stocks - 0.3%
Convertible Preferred Stocks - 0.3%
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Becton, Dickinson & Co. Series A 6.125%		37,600	2,066,120
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
Stericycle, Inc. 2.25%		21,800	1,258,950
UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Dynegy, Inc. 7.00%		11,300	771,225

TOTAL CONVERTIBLE PREFERRED STOCKS			4,096,295

Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Holdings PLC (C Shares) (b)		43,011,370	57,635
TOTAL PREFERRED STOCKS
(Cost $4,406,074)			4,153,930
		Principal Amount(d)	Value

Convertible Bonds - 0.1%
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Bayer Capital Corp. BV 5.625% 11/22/19 (Cost $1,175,020)(e)	EUR	1,100,000	1,586,968
		Shares	Value

Money Market Funds - 0.9%
Fidelity Cash Central Fund, 1.09% (f)		9,802,067	9,804,028
Fidelity Securities Lending Cash Central Fund 1.10% (f)(g)		1,272,844	1,273,099
TOTAL MONEY MARKET FUNDS
(Cost $11,076,999)			11,077,127
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $986,048,119)			1,349,373,581
NET OTHER ASSETS (LIABILITIES) - (0.2)%			(2,134,608)
NET ASSETS - 100%			$1,347,238,973

Written Options

Written Options
	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Call Options
Apple, Inc.	Chicago Board Options Exchange	124	$1,911,088	$170.00	10/20/17	$(930)
Bank of America Corp.	Chicago Board Options Exchange	1,842	4,667,628	27.00	11/17/17	(46,050)
Bank of America Corp.	Chicago Board Options Exchange	1,844	4,672,696	28.00	12/15/17	(38,724)
Bristol-Myers Squibb	Chicago Board Options Exchange	258	1,644,492	65.00	10/20/17	(16,254)
CBOE Holdings, Inc.	Chicago Board Options Exchange	281	3,024,403	110.00	12/15/17	(64,630)
Cisco Systems, Inc.	Chicago Board Options Exchange	615	2,068,245	33.00	10/20/17	(42,128)
Citigroup, Inc.	Chicago Board Options Exchange	556	4,044,344	77.50	12/15/17	(46,704)
CSX Corp.	Chicago Board Options Exchange	365	1,980,490	55.00	11/17/17	(66,790)
J.B. Hunt Transport Services, Inc.	Chicago Board Options Exchange	50	555,400	110.00	11/17/17	(19,250)
J.B. Hunt Transport Services, Inc.	Chicago Board Options Exchange	101	1,121,908	115.00	11/17/17	(16,413)
Johnson & Johnson	Chicago Board Options Exchange	168	2,184,168	135.00	12/15/17	(19,320)
JPMorgan Chase & Co.	Chicago Board Options Exchange	213	2,034,363	97.50	11/17/17	(25,454)
JPMorgan Chase & Co.	Chicago Board Options Exchange	213	2,034,363	100.00	12/15/17	(22,472)
Lowe's Companies, Inc.	Chicago Board Options Exchange	204	1,630,776	85.00	1/19/18	(28,764)
Lowe's Companies, Inc.	Chicago Board Options Exchange	204	1,630,776	82.50	10/20/17	(6,732)
MasterCard, Inc. Class A	Chicago Board Options Exchange	157	2,216,840	145.00	11/17/17	(31,793)
MasterCard, Inc. Class A	Chicago Board Options Exchange	78	1,101,360	150.00	1/19/18	(15,678)
MasterCard, Inc. Class A	Chicago Board Options Exchange	79	1,115,480	135.00	10/20/17	(52,338)
Microsoft Corp.	Chicago Board Options Exchange	652	4,856,748	77.50	11/17/17	(54,768)
Morgan Stanley	Chicago Board Options Exchange	229	1,103,093	50.00	12/15/17	(25,992)
PNC Financial Services Group, Inc.	Chicago Board Options Exchange	40	539,080	135.00	11/17/17	(12,900)
Procter & Gamble Co.	Chicago Board Options Exchange	230	2,092,540	95.00	10/20/17	(2,530)
Regions Financial Corp.	Chicago Board Options Exchange	613	933,599	16.00	11/17/17	(14,406)
State Street Corp.	Chicago Board Options Exchange	291	2,780,214	97.50	11/17/17	(52,526)
The Boeing Co.	Chicago Board Options Exchange	39	991,419	260.00	11/17/17	(19,305)
Charles Schwab Corp.	Chicago Board Options Exchange	287	1,255,338	46.00	12/15/17	(23,678)
Time Warner, Inc.	Chicago Board Options Exchange	147	1,506,015	105.00	10/20/17	(5,954)
Watsco, Inc.	Morgan Stanley & Co. Intl Plc	67	1,079,169	165.00	11/17/17	(14,150)
TOTAL WRITTEN OPTIONS						$(786,633)

Currency Abbreviations

EUR – European Monetary Unit

Legend

 (a) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $55,696,866.

 (b) Non-income producing

 (c) Security or a portion of the security is on loan at period end.

 (d) Amount is stated in United States dollars unless otherwise noted.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,586,968 or 0.1% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$120,379
Fidelity Securities Lending Cash Central Fund	27,385
Total	$147,764

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$71,650,018	$71,650,018	$--	$--
Consumer Staples	100,333,049	100,333,049	--	--
Energy	175,459,999	175,459,999	--	--
Financials	312,594,279	312,594,279	--	--
Health Care	188,898,224	179,349,671	9,548,553	--
Industrials	162,989,645	158,789,241	4,200,404	--
Information Technology	237,499,080	237,499,080	--	--
Materials	41,807,983	41,807,983	--	--
Real Estate	14,220,503	14,220,503	--	--
Telecommunication Services	15,479,482	15,479,482	--	--
Utilities	15,777,224	15,005,999	771,225	--
Corporate Bonds	1,586,968	--	1,586,968	--
Money Market Funds	11,077,127	11,077,127	--	--
Total Investments in Securities:	$1,349,373,581	$1,333,266,431	$16,107,150	$--
Derivative Instruments:
Liabilities
Written Options	$(786,633)	$(772,483)	$(14,150)	$--
Total Liabilities	$(786,633)	$(772,483)	$(14,150)	$--
Total Derivative Instruments:	$(786,633)	$(772,483)	$(14,150)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Growth Opportunities Portfolio

September 30, 2017

VIPGRO-QTLY-1117
1.808783.113

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
CONSUMER DISCRETIONARY - 13.8%
Automobiles - 1.8%
Tesla, Inc. (a)(b)	35,897	$12,244,467
Hotels, Restaurants & Leisure - 1.2%
Compass Group PLC	1,600	33,940
Marriott International, Inc. Class A	200	22,052
Penn National Gaming, Inc. (a)	32,300	755,497
Starbucks Corp.	32,964	1,770,496
U.S. Foods Holding Corp. (a)	196,865	5,256,296
		7,838,281
Household Durables - 0.6%
Newell Brands, Inc.	86,900	3,708,023
Roku, Inc. Class A	6,000	159,240
		3,867,263
Internet & Direct Marketing Retail - 6.1%
Amazon.com, Inc. (a)	22,973	22,085,094
Blue Apron Holdings, Inc.:
Class B	83,090	430,198
Class B	20,771	107,542
Groupon, Inc. (a)	455,600	2,369,120
Netflix, Inc. (a)	27,800	5,041,530
Priceline Group, Inc. (a)	2,450	4,485,509
Vipshop Holdings Ltd. ADR (a)	419,800	3,690,042
Wayfair LLC Class A (a)	33,600	2,264,640
		40,473,675
Media - 2.7%
Charter Communications, Inc. Class A (a)	23,663	8,599,607
Comcast Corp. Class A	118,078	4,543,641
Liberty Media Corp. Liberty Media Class A (a)(b)	51,800	1,890,182
Lions Gate Entertainment Corp.:
Class A (a)(b)	29,500	986,775
Class B	29,300	931,447
Naspers Ltd. Class N	600	129,406
The Walt Disney Co.	12,400	1,222,268
Vivendi SA	1,600	40,506
		18,343,832
Multiline Retail - 0.4%
Dollar Tree, Inc. (a)	29,900	2,595,918
Specialty Retail - 0.8%
Home Depot, Inc.	22,610	3,698,092
TJX Companies, Inc.	23,300	1,717,909
		5,416,001
Textiles, Apparel & Luxury Goods - 0.2%
lululemon athletica, Inc. (a)	24,072	1,498,482

TOTAL CONSUMER DISCRETIONARY		92,277,919

CONSUMER STAPLES - 6.0%
Beverages - 1.3%
Constellation Brands, Inc. Class A (sub. vtg.)	11,500	2,293,675
Molson Coors Brewing Co. Class B	18,400	1,502,176
Monster Beverage Corp. (a)	66,095	3,651,749
The Coca-Cola Co.	21,069	948,316
		8,395,916
Food & Staples Retailing - 2.1%
Costco Wholesale Corp.	14,200	2,332,918
CVS Health Corp.	40,800	3,317,856
Performance Food Group Co. (a)	300,608	8,492,176
		14,142,950
Food Products - 0.0%
Kerry Group PLC Class A	1,100	105,684
Personal Products - 0.6%
Coty, Inc. Class A	143,100	2,365,443
Unilever NV (Certificaten Van Aandelen) (Bearer)	28,600	1,690,573
		4,056,016
Tobacco - 2.0%
British American Tobacco PLC (United Kingdom)	182,600	11,431,448
Philip Morris International, Inc.	20,100	2,231,301
		13,662,749

TOTAL CONSUMER STAPLES		40,363,315

ENERGY - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Cabot Oil & Gas Corp.	99,082	2,650,444
Devon Energy Corp.	14,300	524,953
PDC Energy, Inc. (a)	20,000	980,600
Petronet LNG Ltd.	187,960	665,386
Teekay LNG Partners LP	49,100	873,980
Williams Partners LP	37,700	1,466,530
		7,161,893
FINANCIALS - 4.3%
Banks - 0.3%
HDFC Bank Ltd. sponsored ADR	23,400	2,255,058
Capital Markets - 3.2%
BlackRock, Inc. Class A	4,900	2,190,741
CBOE Holdings, Inc.	105,900	11,398,017
Charles Schwab Corp.	25,400	1,110,996
MSCI, Inc.	3,000	350,700
S&P Global, Inc.	2,300	359,513
TD Ameritrade Holding Corp.	117,300	5,724,240
		21,134,207
Consumer Finance - 0.8%
Synchrony Financial	168,900	5,244,345

TOTAL FINANCIALS		28,633,610

HEALTH CARE - 16.2%
Biotechnology - 9.2%
ACADIA Pharmaceuticals, Inc. (a)	16,818	633,534
Acorda Therapeutics, Inc. (a)	14,500	342,925
Agios Pharmaceuticals, Inc. (a)	16,000	1,068,000
Alexion Pharmaceuticals, Inc. (a)	93,952	13,180,526
Alkermes PLC (a)	20,700	1,052,388
Alnylam Pharmaceuticals, Inc. (a)	24,503	2,878,857
Amgen, Inc.	75,359	14,050,686
Amicus Therapeutics, Inc. (a)(b)	57,300	864,084
aTyr Pharma, Inc. (a)(c)	22,036	111,282
BioMarin Pharmaceutical, Inc. (a)	26,800	2,494,276
bluebird bio, Inc. (a)	19,430	2,668,711
Coherus BioSciences, Inc. (a)	21,800	291,030
Epizyme, Inc. (a)	6,900	131,445
Five Prime Therapeutics, Inc. (a)	13,600	556,376
Genocea Biosciences, Inc. (a)(b)	29,693	43,352
Insmed, Inc. (a)	88,142	2,750,912
Intercept Pharmaceuticals, Inc. (a)	2,500	145,100
Ionis Pharmaceuticals, Inc. (a)	80,906	4,101,934
Neurocrine Biosciences, Inc. (a)	41,788	2,560,769
Opko Health, Inc. (a)	1	7
Prothena Corp. PLC (a)	25,802	1,671,196
Regeneron Pharmaceuticals, Inc. (a)	6,800	3,040,416
Rigel Pharmaceuticals, Inc. (a)	111,406	282,971
Sage Therapeutics, Inc. (a)	6,300	392,490
Sienna Biopharmaceuticals, Inc. (b)	10,920	242,970
Spark Therapeutics, Inc. (a)	5,500	490,380
TESARO, Inc. (a)(b)	17,600	2,272,160
Vertex Pharmaceuticals, Inc. (a)	15,500	2,356,620
Xencor, Inc. (a)	15,300	350,676
		61,026,073
Health Care Equipment & Supplies - 2.2%
Boston Scientific Corp. (a)	271,500	7,919,655
Danaher Corp.	17,900	1,535,462
Insulet Corp. (a)	23,800	1,310,904
Intuitive Surgical, Inc.(a)	1,400	1,464,232
Medtronic PLC	34,000	2,644,180
		14,874,433
Health Care Providers & Services - 2.3%
Aetna, Inc.	4,300	683,743
Anthem, Inc.	27,800	5,278,664
Cigna Corp.	10,500	1,962,870
Humana, Inc.	9,000	2,192,670
UnitedHealth Group, Inc.	27,800	5,444,630
		15,562,577
Health Care Technology - 0.3%
athenahealth, Inc. (a)	17,756	2,208,136
Pharmaceuticals - 2.2%
Akcea Therapeutics, Inc. (b)	59,200	1,638,064
Allergan PLC	37,563	7,698,537
Bristol-Myers Squibb Co.	48,700	3,104,138
Innoviva, Inc. (a)	52,400	739,888
Theravance Biopharma, Inc. (a)(b)	35,000	1,198,400
		14,379,027

TOTAL HEALTH CARE		108,050,246

INDUSTRIALS - 2.9%
Air Freight & Logistics - 0.2%
FedEx Corp.	6,100	1,376,038
Airlines - 1.4%
JetBlue Airways Corp. (a)	15,300	283,509
Spirit Airlines, Inc. (a)	262,500	8,770,125
		9,053,634
Commercial Services & Supplies - 0.0%
Novus Holdings Ltd.	207	100
Electrical Equipment - 0.3%
Fortive Corp.	7,150	506,149
Sunrun, Inc. (a)(b)	262,100	1,454,655
		1,960,804
Machinery - 0.5%
Allison Transmission Holdings, Inc.	18,700	701,811
Caterpillar, Inc.	21,000	2,618,910
Middleby Corp. (a)	1,000	128,170
		3,448,891
Professional Services - 0.2%
TransUnion Holding Co., Inc. (a)	27,500	1,299,650
Trading Companies & Distributors - 0.3%
Bunzl PLC	66,900	2,032,275

TOTAL INDUSTRIALS		19,171,392

INFORMATION TECHNOLOGY - 43.2%
Communications Equipment - 0.8%
Carvana Co. Class A (b)	354,200	5,199,656
Internet Software & Services - 12.7%
2U, Inc. (a)	4,700	263,388
Akamai Technologies, Inc. (a)	10,100	492,072
Alibaba Group Holding Ltd. sponsored ADR (a)	9,500	1,640,745
Alphabet, Inc.:
Class A (a)	16,402	15,970,955
Class C (a)	27,563	26,435,949
Cloudera, Inc.	6,366	100,513
Criteo SA sponsored ADR (a)	61,700	2,560,550
Facebook, Inc. Class A (a)	130,310	22,266,070
GoDaddy, Inc. (a)	108,120	4,704,301
Nutanix, Inc. Class A (b)	72,100	1,614,319
The Trade Desk, Inc. (b)	42,800	2,632,628
Wix.com Ltd. (a)	84,407	6,064,643
		84,746,133
IT Services - 10.9%
Accenture PLC Class A	3,000	405,210
Alliance Data Systems Corp.	41,000	9,083,550
Capgemini SA	28,600	3,351,840
Cognizant Technology Solutions Corp. Class A	119,064	8,636,903
EPAM Systems, Inc. (a)	66,600	5,856,138
Euronet Worldwide, Inc. (a)	42,700	4,047,533
FleetCor Technologies, Inc. (a)	27,500	4,256,175
Global Payments, Inc.	66,500	6,319,495
Luxoft Holding, Inc. (a)	104,500	4,995,100
MasterCard, Inc. Class A	52,400	7,398,880
PayPal Holdings, Inc. (a)	75,800	4,853,474
Presidio, Inc.	238,400	3,373,360
Vantiv, Inc. (a)	1,000	70,470
Visa, Inc. Class A	100,900	10,618,716
		73,266,844
Semiconductors & Semiconductor Equipment - 3.1%
Analog Devices, Inc.	22,400	1,930,208
Broadcom Ltd.	6,500	1,576,510
Cavium, Inc. (a)	5,400	356,076
Micron Technology, Inc. (a)	115,700	4,550,481
NVIDIA Corp.	27,300	4,880,421
ON Semiconductor Corp. (a)	152,500	2,816,675
Qualcomm, Inc.	64,100	3,322,944
SolarEdge Technologies, Inc. (a)	49,535	1,414,224
		20,847,539
Software - 9.5%
Activision Blizzard, Inc.	102,200	6,592,922
Adobe Systems, Inc. (a)	50,500	7,533,590
Autodesk, Inc. (a)	61,400	6,892,764
Electronic Arts, Inc. (a)	31,100	3,671,666
Microsoft Corp.	243,449	18,134,516
Red Hat, Inc. (a)	8,700	964,482
Salesforce.com, Inc. (a)	146,877	13,721,249
SS&C Technologies Holdings, Inc.	78,300	3,143,745
Workday, Inc. Class A (a)	26,900	2,834,991
		63,489,925
Technology Hardware, Storage & Peripherals - 6.2%
Apple, Inc.	268,743	41,418,667

TOTAL INFORMATION TECHNOLOGY		288,968,764

MATERIALS - 4.7%
Chemicals - 3.7%
DowDuPont, Inc.	67,305	4,659,525
LG Chemical Ltd.	1,281	438,515
LyondellBasell Industries NV Class A	159,300	15,778,665
Monsanto Co.	21,300	2,552,166
The Chemours Co. LLC	22,200	1,123,542
		24,552,413
Containers & Packaging - 1.0%
Ball Corp.	163,400	6,748,420

TOTAL MATERIALS		31,300,833

REAL ESTATE - 4.0%
Equity Real Estate Investment Trusts (REITs) - 3.8%
American Tower Corp.	139,300	19,039,524
Extra Space Storage, Inc.	42,400	3,388,608
Prologis, Inc.	5,600	355,376
SBA Communications Corp. Class A (a)	18,800	2,708,140
		25,491,648
Real Estate Management & Development - 0.2%
Redfin Corp. (b)	1,200	30,108
Redfin Corp.	50,716	1,145,218
		1,175,326

TOTAL REAL ESTATE		26,666,974

TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 0.0%
Altice U.S.A., Inc. Class A	12,542	342,522
Wireless Telecommunication Services - 1.5%
T-Mobile U.S., Inc. (a)	162,000	9,988,920

TOTAL TELECOMMUNICATION SERVICES		10,331,442

TOTAL COMMON STOCKS
(Cost $401,525,127)		652,926,388

Preferred Stocks - 0.8%
Convertible Preferred Stocks - 0.8%
CONSUMER STAPLES - 0.1%
Tobacco - 0.1%
PAX Labs, Inc. Series C (a)(d)(e)	215,881	669,231
FINANCIALS - 0.1%
Insurance - 0.1%
Clover Health Series D (d)(e)	65,670	517,480
INFORMATION TECHNOLOGY - 0.6%
Internet Software & Services - 0.5%
Uber Technologies, Inc. Series D, 8.00% (a)(d)(e)	66,008	3,219,357
Software - 0.1%
Cloudflare, Inc. Series D 8.00% (a)(d)(e)	5,997	39,040
MongoDB, Inc. Series F, 8.00% (a)(d)	82,814	894,391
		933,431
TOTAL INFORMATION TECHNOLOGY		4,152,788

TOTAL CONVERTIBLE PREFERRED STOCKS		5,339,499

Nonconvertible Preferred Stocks - 0.0%
CONSUMER STAPLES - 0.0%
Tobacco - 0.0%
PAX Labs, Inc. Series A (d)(e)	215,881	161,911
TOTAL PREFERRED STOCKS
(Cost $3,892,694)		5,501,410

Money Market Funds - 4.9%
Fidelity Cash Central Fund, 1.09% (f)	8,865,861	8,867,635
Fidelity Securities Lending Cash Central Fund 1.10% (f)(g)	23,388,889	23,393,567
TOTAL MONEY MARKET FUNDS
(Cost $32,258,320)		32,261,202
TOTAL INVESTMENT IN SECURITIES - 103.4%
(Cost $437,676,141)		690,689,000
NET OTHER ASSETS (LIABILITIES) - (3.4)%		(22,408,090)
NET ASSETS - 100%		$668,280,910

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $111,282 or 0.0% of net assets.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,501,410 or 0.8% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Cloudflare, Inc. Series D 8.00%	11/5/14	$36,735
Clover Health Series D	6/7/17	$615,840
MongoDB, Inc. Series F, 8.00%	10/2/13	$1,384,992
PAX Labs, Inc. Series A	5/22/15	$159,752
PAX Labs, Inc. Series C	5/22/15	$671,390
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$1,023,986

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$48,681
Fidelity Securities Lending Cash Central Fund	484,732
Total	$533,413

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$92,277,919	$91,740,179	$537,740	$--
Consumer Staples	41,194,457	27,241,294	13,122,021	831,142
Energy	7,161,893	7,161,893	--	--
Financials	29,151,090	28,633,610	--	517,480
Health Care	108,050,246	108,050,246	--	--
Industrials	19,171,392	19,171,392	--	--
Information Technology	293,121,552	288,868,251	994,904	3,258,397
Materials	31,300,833	31,300,833	--	--
Real Estate	26,666,974	25,521,756	1,145,218	--
Telecommunication Services	10,331,442	10,331,442	--	--
Money Market Funds	32,261,202	32,261,202	--	--
Total Investments in Securities:	$690,689,000	$670,282,098	$15,799,883	$4,607,019

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Mid Cap Portfolio

September 30, 2017

VIPMID-QTLY-1117
1.808785.113

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
CONSUMER DISCRETIONARY - 12.1%
Auto Components - 0.6%
Delphi Automotive PLC	175,261	$17,245,682
Gentex Corp.	1,752,392	34,697,362
		51,943,044
Distributors - 0.1%
LKQ Corp. (a)	292,400	10,523,476
Diversified Consumer Services - 0.8%
Houghton Mifflin Harcourt Co. (a)	3,127,300	37,683,965
New Oriental Education & Technology Group, Inc. sponsored ADR	292,596	25,824,523
		63,508,488
Hotels, Restaurants & Leisure - 2.7%
Bojangles', Inc. (a)	357,800	4,830,300
Buffalo Wild Wings, Inc. (a)	85,900	9,079,630
Darden Restaurants, Inc.	176,300	13,888,914
DineEquity, Inc. (b)(c)	1,261,800	54,232,164
Jubilant Foodworks Ltd.	75,070	1,598,815
Las Vegas Sands Corp.	557,288	35,755,598
Texas Roadhouse, Inc. Class A	406,100	19,955,754
The Restaurant Group PLC	166,500	673,569
Wyndham Worldwide Corp.	615,300	64,858,773
Yum China Holdings, Inc.	748,200	29,905,554
		234,779,071
Household Durables - 2.6%
D.R. Horton, Inc.	203,000	8,105,790
iRobot Corp. (a)(b)	270,480	20,843,189
Lennar Corp. Class A	773,800	40,856,640
Maisons du Monde SA	18,250	802,284
Mohawk Industries, Inc. (a)	22,500	5,568,975
NVR, Inc. (a)	4,514	12,887,470
Panasonic Corp.	1,339,200	19,434,440
PulteGroup, Inc.	2,596,300	70,956,879
SodaStream International Ltd. (a)	8,918	592,601
Toll Brothers, Inc.	1,042,400	43,228,328
		223,276,596
Internet & Direct Marketing Retail - 0.0%
Liberty Interactive Corp. QVC Group Series A (a)	101,800	2,399,426
Leisure Products - 1.0%
Polaris Industries, Inc. (b)	658,247	68,872,384
Vista Outdoor, Inc. (a)	615,200	14,112,688
		82,985,072
Media - 1.3%
Interpublic Group of Companies, Inc.	1,950,385	40,548,504
Lions Gate Entertainment Corp.:
Class A (a)(b)	470,550	15,739,898
Class B	470,550	14,958,785
Naspers Ltd. Class N	73,200	15,787,573
News Corp. Class A	759,000	10,064,340
Omnicom Group, Inc.	149,800	11,095,686
		108,194,786
Multiline Retail - 0.5%
Dollar Tree, Inc. (a)	512,600	44,503,932
Specialty Retail - 0.8%
AutoZone, Inc. (a)	25,132	14,956,305
Foot Locker, Inc.	597,887	21,057,580
GNC Holdings, Inc. Class A	2,400	21,216
Murphy U.S.A., Inc. (a)	56,462	3,895,878
Party City Holdco, Inc. (a)(b)	438,400	5,940,320
Williams-Sonoma, Inc.	425,100	21,195,486
		67,066,785
Textiles, Apparel & Luxury Goods - 1.7%
Deckers Outdoor Corp. (a)	80,725	5,522,397
G-III Apparel Group Ltd. (a)	1,629,044	47,274,857
Michael Kors Holdings Ltd. (a)	444,800	21,283,680
Page Industries Ltd.	19,804	5,591,105
PVH Corp.	435,800	54,936,948
Ralph Lauren Corp.	92,900	8,202,141
VF Corp.	25,876	1,644,937
		144,456,065

TOTAL CONSUMER DISCRETIONARY		1,033,636,741

CONSUMER STAPLES - 2.0%
Beverages - 0.3%
C&C Group PLC	2,648,903	9,548,752
Dr. Pepper Snapple Group, Inc.	231,425	20,474,170
		30,022,922
Food & Staples Retailing - 0.2%
Kroger Co.	33,600	674,016
Sprouts Farmers Market LLC (a)	446,310	8,377,239
United Natural Foods, Inc. (a)	118,528	4,929,580
		13,980,835
Food Products - 1.5%
Amplify Snack Brands, Inc. (a)(b)	102,200	724,598
Britannia Industries Ltd.	15,000	997,761
Ezaki Glico Co. Ltd.	251,600	13,281,529
Hostess Brands, Inc. Class A (a)	1,227,000	16,760,820
Ingredion, Inc.	60,205	7,263,131
Nomad Foods Ltd. (a)	482,800	7,034,396
The J.M. Smucker Co.	354,400	37,187,192
TreeHouse Foods, Inc. (a)	56,300	3,813,199
Tyson Foods, Inc. Class A	601,700	42,389,765
		129,452,391

TOTAL CONSUMER STAPLES		173,456,148

ENERGY - 4.4%
Energy Equipment & Services - 2.0%
Baker Hughes, a GE Co. Class A	422,381	15,467,592
Dril-Quip, Inc. (a)	534,000	23,576,100
Ensco PLC Class A	5,637,600	33,656,472
Frank's International NV (b)	1,496,000	11,549,120
Halliburton Co.	588,600	27,093,258
Nabors Industries Ltd.	2,101,100	16,955,877
National Oilwell Varco, Inc.	657,200	23,481,756
Noble Corp. (a)	642,700	2,956,420
Oceaneering International, Inc.	569,700	14,966,019
Superior Energy Services, Inc. (a)	219,100	2,339,988
		172,042,602
Oil, Gas & Consumable Fuels - 2.4%
Anadarko Petroleum Corp.	242,000	11,821,700
Andeavor	88,609	9,140,018
Apache Corp.	524,496	24,021,917
Cabot Oil & Gas Corp.	264,100	7,064,675
Cheniere Energy, Inc. (a)	18,900	851,256
Cimarex Energy Co.	279,952	31,822,144
Newfield Exploration Co. (a)	444,600	13,191,282
PDC Energy, Inc. (a)	152,500	7,477,075
Southwestern Energy Co. (a)	3,710,750	22,672,683
Suncor Energy, Inc.	1,395,100	48,894,188
Teekay LNG Partners LP	390,086	6,943,531
World Fuel Services Corp.	523,100	17,738,321
		201,638,790

TOTAL ENERGY		373,681,392

FINANCIALS - 19.7%
Banks - 9.0%
Banco Comercial Portugues SA (Reg.) (a)	23,909,800	6,931,931
Bank of the Ozarks, Inc.	77,000	3,699,850
BankUnited, Inc.	559,761	19,910,699
Boston Private Financial Holdings, Inc.	1,606,116	26,581,220
CIT Group, Inc.	1,481,000	72,643,050
Comerica, Inc.	650,229	49,586,464
Commerce Bancshares, Inc.	633,171	36,578,289
CVB Financial Corp.	1,149,100	27,773,747
First Citizen Bancshares, Inc.	60,600	22,657,734
First Commonwealth Financial Corp.	1,080,700	15,270,291
First Republic Bank	440,300	45,993,738
FNB Corp., Pennsylvania	412,100	5,781,763
Great Western Bancorp, Inc.	85,558	3,531,834
Hanmi Financial Corp.	390,096	12,073,471
Hilltop Holdings, Inc.	47,000	1,222,000
Huntington Bancshares, Inc.	5,024,416	70,140,847
Investors Bancorp, Inc.	1,314,000	17,922,960
KeyCorp	795,400	14,969,428
Lakeland Financial Corp.	869,219	42,348,350
M&T Bank Corp.	307,100	49,455,384
Old National Bancorp, Indiana	101,500	1,857,450
Prosperity Bancshares, Inc.	466,200	30,643,326
Regions Financial Corp.	2,228,500	33,940,055
SunTrust Banks, Inc.	979,265	58,530,669
TCF Financial Corp.	1,737,925	29,614,242
UMB Financial Corp.	590,200	43,963,998
Union Bankshares Corp.	236,400	8,344,920
Valley National Bancorp	1,251,500	15,080,575
		767,048,285
Capital Markets - 3.6%
Affiliated Managers Group, Inc.	347,100	65,889,993
Ameriprise Financial, Inc.	98,713	14,659,868
CBOE Holdings, Inc.	111,100	11,957,693
CRISIL Ltd.	78,365	2,184,645
E*TRADE Financial Corp. (a)	26,400	1,151,304
Federated Investors, Inc. Class B (non-vtg.)	31,600	938,520
Greenhill & Co., Inc.	2,700	44,820
Invesco Ltd.	439,600	15,403,584
Lazard Ltd. Class A	254,245	11,496,959
Legg Mason, Inc.	412,700	16,223,237
Moody's Corp.	155,500	21,647,155
OM Asset Management Ltd.	52,947	789,969
Raymond James Financial, Inc.	417,795	35,232,652
S&P Global, Inc.	492,230	76,940,471
Stifel Financial Corp.	586,800	31,370,328
		305,931,198
Consumer Finance - 1.3%
Capital One Financial Corp.	435,900	36,903,294
Discover Financial Services	209,100	13,482,768
Kruk SA	82,900	6,666,759
OneMain Holdings, Inc. (a)	268,400	7,566,196
SLM Corp. (a)	1,064,846	12,213,784
Synchrony Financial	1,177,000	36,545,850
		113,378,651
Insurance - 4.2%
AFLAC, Inc.	859,800	69,979,122
Bajaj Finserv Ltd.	54,608	4,309,818
Chubb Ltd.	152,839	21,787,199
Direct Line Insurance Group PLC	1,130,433	5,507,741
First American Financial Corp.	463,600	23,166,092
Hiscox Ltd.	1,680,460	28,823,250
Hyundai Fire & Marine Insurance Co. Ltd.	301,897	11,942,796
Primerica, Inc.	368,920	30,085,426
Principal Financial Group, Inc.	1,003,300	64,552,322
Reinsurance Group of America, Inc.	708,376	98,839,703
		358,993,469
Mortgage Real Estate Investment Trusts - 0.2%
Ladder Capital Corp. Class A	1,347,012	18,561,825
Thrifts & Mortgage Finance - 1.4%
Beneficial Bancorp, Inc.	119,462	1,983,069
Essent Group Ltd. (a)	2,837,600	114,922,800
Housing Development Finance Corp. Ltd.	262,668	7,006,692
		123,912,561

TOTAL FINANCIALS		1,687,825,989

HEALTH CARE - 15.0%
Biotechnology - 2.6%
Alexion Pharmaceuticals, Inc. (a)	415,800	58,332,582
AMAG Pharmaceuticals, Inc. (a)(b)	746,400	13,771,080
Amgen, Inc.	269,700	50,285,565
BioMarin Pharmaceutical, Inc. (a)	173,200	16,119,724
Myriad Genetics, Inc. (a)	1,800	65,124
Regeneron Pharmaceuticals, Inc. (a)	29,600	13,234,752
REGENXBIO, Inc. (a)	437,300	14,409,035
United Therapeutics Corp. (a)	470,100	55,091,019
		221,308,881
Health Care Equipment & Supplies - 5.6%
Becton, Dickinson & Co.	160,100	31,371,595
Boston Scientific Corp. (a)	3,422,203	99,825,662
ConvaTec Group PLC	2,834,100	10,401,884
ConvaTec Group PLC ADR	788,800	11,634,800
Dentsply Sirona, Inc.	645,700	38,619,317
Hill-Rom Holdings, Inc.	286,311	21,187,014
Hologic, Inc. (a)	776,424	28,486,997
LivaNova PLC (a)	178,293	12,491,208
Medtronic PLC	472,300	36,730,771
ResMed, Inc.	213,348	16,419,262
Steris PLC	925,500	81,814,200
The Cooper Companies, Inc.	108,383	25,698,693
Zimmer Biomet Holdings, Inc.	556,600	65,172,294
		479,853,697
Health Care Providers & Services - 3.4%
AmerisourceBergen Corp.	55,300	4,576,075
Cardinal Health, Inc.	773,447	51,759,073
Centene Corp. (a)	1,738	168,186
Cigna Corp.	132,200	24,713,468
DaVita HealthCare Partners, Inc. (a)	595,200	35,348,928
Envision Healthcare Corp.	463,900	20,852,305
HCA Holdings, Inc. (a)	240,435	19,136,222
Laboratory Corp. of America Holdings (a)	138,300	20,879,151
McKesson Corp.	339,150	52,096,832
MEDNAX, Inc. (a)	19,200	827,904
Premier, Inc. (a)	341,800	11,132,426
Ryman Healthcare Group Ltd.	913,189	6,114,459
Spire Healthcare Group PLC	2,542,173	7,661,245
UnitedHealth Group, Inc.	26,619	5,213,331
Universal Health Services, Inc. Class B	339,900	37,708,506
		298,188,111
Life Sciences Tools & Services - 1.6%
Agilent Technologies, Inc.	708,206	45,466,825
Bruker Corp.	869,800	25,876,550
Cambrex Corp. (a)	2,300	126,500
Charles River Laboratories International, Inc. (a)	9,900	1,069,398
Thermo Fisher Scientific, Inc.	334,263	63,242,560
		135,781,833
Pharmaceuticals - 1.8%
Catalent, Inc. (a)	556,600	22,219,472
Endo International PLC (a)	824,500	7,061,843
Jazz Pharmaceuticals PLC (a)	539,271	78,868,384
Perrigo Co. PLC	174,900	14,805,285
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,717,756	30,232,506
Theravance Biopharma, Inc. (a)	10,605	363,115
		153,550,605

TOTAL HEALTH CARE		1,288,683,127

INDUSTRIALS - 13.0%
Aerospace & Defense - 1.8%
Axon Enterprise, Inc. (a)	130,200	2,951,634
Elbit Systems Ltd.	93,509	13,753,304
Embraer SA	623,500	3,521,909
Hexcel Corp.	88,700	5,093,154
Huntington Ingalls Industries, Inc.	303,900	68,815,116
MTU Aero Engines Holdings AG	5,514	879,469
Rockwell Collins, Inc.	91,883	12,010,027
Textron, Inc.	934,581	50,355,224
		157,379,837
Air Freight & Logistics - 1.1%
Air Transport Services Group, Inc. (a)	9,400	228,796
Atlas Air Worldwide Holdings, Inc. (a)	100	6,580
C.H. Robinson Worldwide, Inc.	204,800	15,585,280
FedEx Corp.	329,011	74,218,301
XPO Logistics, Inc. (a)	93,781	6,356,476
		96,395,433
Airlines - 1.1%
Allegiant Travel Co.	404,700	53,298,990
Copa Holdings SA Class A	71,600	8,916,348
Spirit Airlines, Inc. (a)	873,013	29,167,364
		91,382,702
Building Products - 0.4%
A.O. Smith Corp.	374,500	22,256,535
Johnson Controls International PLC	35,076	1,413,212
Lennox International, Inc.	78,257	14,005,655
Toto Ltd.	21,100	888,816
		38,564,218
Commercial Services & Supplies - 1.2%
Deluxe Corp.	242,498	17,692,654
Herman Miller, Inc.	82,500	2,961,750
HNI Corp.	42,500	1,762,475
KAR Auction Services, Inc.	208,582	9,957,705
Knoll, Inc.	2,006,706	40,134,120
Multi-Color Corp.	34,600	2,835,470
Novus Holdings Ltd.	25,318	12,211
Stericycle, Inc. (a)	349,600	25,038,352
		100,394,737
Construction & Engineering - 1.9%
EMCOR Group, Inc.	678,407	47,067,878
Fluor Corp.	327,800	13,800,380
Jacobs Engineering Group, Inc.	627,355	36,555,976
KBR, Inc.	3,117,388	55,738,897
Quanta Services, Inc. (a)	172,571	6,448,978
		159,612,109
Electrical Equipment - 0.6%
AMETEK, Inc.	200,800	13,260,832
Melrose Industries PLC	915,939	2,611,818
Regal Beloit Corp.	470,099	37,137,821
		53,010,471
Industrial Conglomerates - 0.1%
Carlisle Companies, Inc.	54,700	5,485,863
Machinery - 3.2%
Allison Transmission Holdings, Inc.	174,500	6,548,985
Colfax Corp. (a)	799,300	33,282,852
Cummins, Inc.	13,875	2,331,416
Fanuc Corp.	100	20,275
Flowserve Corp.	521,800	22,223,462
IDEX Corp.	17,500	2,125,725
Ingersoll-Rand PLC	738,745	65,873,892
KION Group AG	79,400	7,598,456
Nabtesco Corp.	100	3,715
Pentair PLC	100,500	6,829,980
Proto Labs, Inc. (a)	9,022	724,467
Rexnord Corp. (a)	2,855,434	72,556,578
SMC Corp.	100	35,272
Wabtec Corp. (b)	557,460	42,227,595
Xylem, Inc.	235,800	14,768,154
		277,150,824
Professional Services - 0.5%
Dun & Bradstreet Corp.	381,505	44,410,997
Road & Rail - 0.2%
J.B. Hunt Transport Services, Inc.	41,600	4,620,928
Old Dominion Freight Lines, Inc.	64,700	7,124,117
Saia, Inc. (a)	9,605	601,753
Swift Transporation Co. (a)	83,216	3,457,625
		15,804,423
Trading Companies & Distributors - 0.9%
Air Lease Corp. Class A	878,894	37,458,462
HD Supply Holdings, Inc. (a)	322,500	11,632,575
Misumi Group, Inc.	746,800	19,664,683
Univar, Inc. (a)	29,300	847,649
WESCO International, Inc. (a)	107,000	6,232,750
		75,836,119

TOTAL INDUSTRIALS		1,115,427,733

INFORMATION TECHNOLOGY - 22.1%
Communications Equipment - 1.3%
CommScope Holding Co., Inc. (a)	1,057,890	35,132,527
F5 Networks, Inc. (a)	382,254	46,084,542
Harris Corp.	199,700	26,296,496
NETGEAR, Inc. (a)	32,900	1,566,040
		109,079,605
Electronic Equipment & Components - 3.9%
Amphenol Corp. Class A	52,000	4,401,280
Avnet, Inc.	972,730	38,228,289
Belden, Inc.	911,300	73,386,989
CDW Corp.	976,701	64,462,266
IPG Photonics Corp. (a)	43,309	8,014,764
Jabil, Inc.	1,070,441	30,561,091
Keyence Corp.	100	53,099
Keysight Technologies, Inc. (a)	799,853	33,321,876
Methode Electronics, Inc. Class A	142,100	6,017,935
National Instruments Corp.	29,200	1,231,364
Samsung SDI Co. Ltd.	14,214	2,463,916
TE Connectivity Ltd.	386,166	32,074,948
Trimble, Inc. (a)	1,028,800	40,380,400
		334,598,217
Internet Software & Services - 1.8%
Akamai Technologies, Inc. (a)	1,381,900	67,326,168
Alibaba Group Holding Ltd. sponsored ADR (a)	32,800	5,664,888
Alphabet, Inc. Class C (a)	60,702	58,219,895
Carbonite, Inc. (a)	100	2,200
Tencent Holdings Ltd.	528,800	23,119,503
		154,332,654
IT Services - 8.2%
Blackhawk Network Holdings, Inc. (a)	1,245,194	54,539,497
Broadridge Financial Solutions, Inc.	60,303	4,873,688
Cognizant Technology Solutions Corp. Class A	230,393	16,712,708
Conduent, Inc.	297,309	4,658,832
CSRA, Inc.	856,366	27,634,931
EPAM Systems, Inc. (a)	322,800	28,383,804
Euronet Worldwide, Inc. (a)	786,477	74,550,155
EVERTEC, Inc.	297,593	4,716,849
ExlService Holdings, Inc. (a)	582,000	33,942,240
Fidelity National Information Services, Inc.	449,877	42,014,013
FleetCor Technologies, Inc. (a)	449,840	69,621,737
Gartner, Inc. (a)	24,386	3,033,862
Genpact Ltd.	2,611,288	75,074,530
Global Payments, Inc.	542,676	51,570,500
Leidos Holdings, Inc.	100,700	5,963,454
Maximus, Inc.	373,600	24,097,200
PayPal Holdings, Inc. (a)	229,700	14,707,691
The Western Union Co.	1,066,948	20,485,402
Total System Services, Inc.	1,238,710	81,135,505
Vantiv, Inc. (a)	479,300	33,776,271
Visa, Inc. Class A	307,100	32,319,204
		703,812,073
Semiconductors & Semiconductor Equipment - 3.3%
Analog Devices, Inc.	58,400	5,032,328
Applied Materials, Inc.	554,800	28,899,532
ASML Holding NV (Netherlands)	25,200	4,306,117
Cree, Inc. (a)	593,300	16,725,127
Maxim Integrated Products, Inc.	703,200	33,549,672
NVIDIA Corp.	373,633	66,794,371
ON Semiconductor Corp. (a)	186,300	3,440,961
Qualcomm, Inc.	730,300	37,858,752
Renesas Electronics Corp. (a)	589,000	6,417,365
Semtech Corp. (a)	1,019,551	38,284,140
Skyworks Solutions, Inc.	292,700	29,826,130
Synaptics, Inc. (a)(b)	172,100	6,742,878
Teradyne, Inc.	212,400	7,920,396
		285,797,769
Software - 3.5%
Activision Blizzard, Inc.	1,341,600	86,546,616
Electronic Arts, Inc. (a)	1,109,490	130,986,384
Fair Isaac Corp.	261,500	36,740,750
Intuit, Inc.	177,697	25,257,852
Parametric Technology Corp. (a)	58,941	3,317,199
Synopsys, Inc. (a)	187,749	15,119,427
		297,968,228
Technology Hardware, Storage & Peripherals - 0.1%
Xerox Corp.	103,137	3,433,431

TOTAL INFORMATION TECHNOLOGY		1,889,021,977

MATERIALS - 8.3%
Chemicals - 6.1%
Albemarle Corp. U.S.	506,956	69,103,172
Ashland Global Holdings, Inc.	159,126	10,405,249
Celanese Corp. Class A	243,100	25,348,037
CF Industries Holdings, Inc.	1,188,600	41,791,176
Eastman Chemical Co.	774,600	70,093,554
H.B. Fuller Co.	540,975	31,409,009
Innospec, Inc.	121,109	7,466,370
LG Chemical Ltd.	52,164	17,856,895
LyondellBasell Industries NV Class A	741,400	73,435,670
PolyOne Corp.	979,560	39,211,787
PPG Industries, Inc.	177,400	19,276,284
The Chemours Co. LLC	794,100	40,189,401
The Mosaic Co.	3,103,400	67,002,406
Valvoline, Inc.	187,910	4,406,490
W.R. Grace & Co.	67,300	4,855,695
		521,851,195
Containers & Packaging - 1.6%
Aptargroup, Inc.	182,530	15,754,164
Avery Dennison Corp.	13,677	1,344,996
Graphic Packaging Holding Co.	2,568,200	35,826,390
Packaging Corp. of America	183,200	21,009,376
WestRock Co.	1,066,000	60,474,180
		134,409,106
Metals & Mining - 0.5%
B2Gold Corp. (a)	7,860,000	21,669,726
Continental Gold, Inc. (a)	245,200	593,471
Freeport-McMoRan, Inc. (a)	161,500	2,267,460
Guyana Goldfields, Inc. (a)	727,900	2,438,487
New Gold, Inc. (a)	2,039,120	7,566,520
Randgold Resources Ltd. sponsored ADR	97,032	9,476,145
Tahoe Resources, Inc.	367,400	1,931,592
		45,943,401
Paper & Forest Products - 0.1%
Boise Cascade Co. (a)	210,464	7,345,194

TOTAL MATERIALS		709,548,896

REAL ESTATE - 2.3%
Equity Real Estate Investment Trusts (REITs) - 1.3%
Extra Space Storage, Inc.	314,900	25,166,808
Gaming & Leisure Properties	12,100	446,369
Hibernia (REIT) PLC	12,613,610	22,734,739
Outfront Media, Inc.	356,500	8,976,670
Safestore Holdings PLC	3,276,386	19,172,690
Store Capital Corp.	674,391	16,772,104
Urban Edge Properties	28,500	687,420
VEREIT, Inc.	1,818,050	15,071,635
		109,028,435
Real Estate Management & Development - 1.0%
BUWOG-Gemeinnuetzige Wohnung	733,431	21,983,116
CBRE Group, Inc. (a)	516,323	19,558,315
Goldcrest Co. Ltd.	88,700	2,103,102
Hysan Development Co. Ltd.	894,000	4,205,861
Jones Lang LaSalle, Inc.	112,115	13,846,203
Olav Thon Eiendomsselskap A/S	428,500	8,796,503
Sino Land Ltd.	3,061,113	5,376,424
Tai Cheung Holdings Ltd.	1,653,000	1,709,796
Wing Tai Holdings Ltd.	4,421,600	7,040,920
		84,620,240

TOTAL REAL ESTATE		193,648,675

UTILITIES - 1.0%
Electric Utilities - 0.1%
Exelon Corp.	287,700	10,837,659
Independent Power and Renewable Electricity Producers - 0.9%
Calpine Corp. (a)	904,634	13,343,352
Dynegy, Inc. (a)	290,500	2,843,995
The AES Corp.	5,692,400	62,730,248
		78,917,595

TOTAL UTILITIES		89,755,254

TOTAL COMMON STOCKS
(Cost $6,712,882,797)		8,554,685,932

Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Capital Markets - 0.1%
GMAC Capital Trust I Series 2, 8.125%
(Cost $8,358,700)	405,466	10,704,302

Money Market Funds - 1.5%
Fidelity Cash Central Fund, 1.09% (d)	13,965,842	13,968,635
Fidelity Securities Lending Cash Central Fund 1.10% (d)(e)	117,435,310	117,458,797
TOTAL MONEY MARKET FUNDS
(Cost $131,410,816)		131,427,432
TOTAL INVESTMENT IN SECURITIES - 101.5%
(Cost $6,852,652,313)		8,696,817,666
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(129,561,450)
NET ASSETS - 100%		$8,567,256,216

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$54,867
Fidelity Securities Lending Cash Central Fund	630,691
Total	$685,558

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
DineEquity, Inc.	$50,188,600	$33,862,723	$1,820,864	$3,257,260	$(1,108,391)	$(26,889,904)	$54,232,164
Total	$50,188,600	$33,862,723	$1,820,864	$3,257,260	$(1,108,391)	$(26,889,904)	$54,232,164

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,033,636,741	$1,014,202,301	$19,434,440	$--
Consumer Staples	173,456,148	173,456,148	--	--
Energy	373,681,392	373,681,392	--	--
Financials	1,698,530,291	1,698,530,291	--	--
Health Care	1,288,683,127	1,288,683,127	--	--
Industrials	1,115,427,733	1,115,407,458	20,275	--
Information Technology	1,889,021,977	1,861,596,357	27,425,620	--
Materials	709,548,896	709,548,896	--	--
Real Estate	193,648,675	193,648,675	--	--
Utilities	89,755,254	89,755,254	--	--
Money Market Funds	131,427,432	131,427,432	--	--
Total Investments in Securities:	$8,696,817,666	$8,649,937,331	$46,880,335	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Value Strategies Portfolio

September 30, 2017

VIPVS-QTLY-1117
1.808798.113

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
CONSUMER DISCRETIONARY - 11.1%
Auto Components - 1.0%
Delphi Automotive PLC	46,531	$4,578,650
Diversified Consumer Services - 2.4%
Houghton Mifflin Harcourt Co. (a)	422,610	5,092,451
Service Corp. International	155,600	5,368,200
		10,460,651
Hotels, Restaurants & Leisure - 2.1%
U.S. Foods Holding Corp. (a)	181,400	4,843,380
Wyndham Worldwide Corp.	42,533	4,483,404
		9,326,784
Internet & Direct Marketing Retail - 1.0%
Liberty Interactive Corp. QVC Group (Venture Group) Series A (a)	75,600	4,350,780
Leisure Products - 0.7%
Mattel, Inc. (b)	193,400	2,993,832
Media - 2.5%
Liberty Global PLC Class C (a)	155,700	5,091,390
Omnicom Group, Inc.	29,800	2,207,286
Sinclair Broadcast Group, Inc. Class A (b)	115,900	3,714,595
		11,013,271
Specialty Retail - 1.4%
AutoZone, Inc. (a)	3,900	2,320,929
Signet Jewelers Ltd. (b)	57,400	3,819,970
		6,140,899

TOTAL CONSUMER DISCRETIONARY		48,864,867

CONSUMER STAPLES - 3.0%
Beverages - 1.2%
Cott Corp.	355,461	5,330,134
Food Products - 1.8%
Darling International, Inc. (a)	334,763	5,865,048
The J.M. Smucker Co.	18,600	1,951,698
		7,816,746

TOTAL CONSUMER STAPLES		13,146,880

ENERGY - 7.2%
Oil, Gas & Consumable Fuels - 7.2%
Boardwalk Pipeline Partners, LP	333,423	4,901,318
Cabot Oil & Gas Corp.	114,500	3,062,875
Cheniere Energy, Inc. (a)	100,500	4,526,520
EQT Corp.	56,300	3,673,012
GasLog Ltd. (b)	216,078	3,770,561
Lundin Petroleum AB	174,700	3,822,213
Teekay Corp. (b)	455,992	4,072,009
Valero Energy Corp.	52,700	4,054,211
		31,882,719
FINANCIALS - 18.2%
Banks - 6.0%
CIT Group, Inc.	73,200	3,590,460
PNC Financial Services Group, Inc.	37,000	4,986,490
U.S. Bancorp	189,916	10,177,598
Wells Fargo & Co.	136,930	7,551,690
		26,306,238
Capital Markets - 3.9%
Apollo Global Management LLC Class A	150,713	4,536,461
Legg Mason, Inc.	135,692	5,334,053
State Street Corp.	23,200	2,216,528
The Blackstone Group LP	160,300	5,349,211
		17,436,253
Consumer Finance - 5.1%
Discover Financial Services	128,600	8,292,128
OneMain Holdings, Inc. (a)	129,000	3,636,510
Synchrony Financial	339,100	10,529,055
		22,457,693
Insurance - 3.2%
Chubb Ltd.	39,600	5,644,980
FNF Group	184,000	8,732,640
		14,377,620

TOTAL FINANCIALS		80,577,804

HEALTH CARE - 7.3%
Biotechnology - 2.3%
Amgen, Inc.	31,500	5,873,175
United Therapeutics Corp. (a)	38,000	4,453,220
		10,326,395
Health Care Providers & Services - 2.5%
Aetna, Inc.	27,700	4,404,577
Envision Healthcare Corp.	65,161	2,928,987
Laboratory Corp. of America Holdings (a)	24,400	3,683,668
		11,017,232
Pharmaceuticals - 2.5%
Jazz Pharmaceuticals PLC (a)	59,200	8,658,000
Teva Pharmaceutical Industries Ltd. sponsored ADR	128,500	2,261,600
		10,919,600

TOTAL HEALTH CARE		32,263,227

INDUSTRIALS - 11.5%
Aerospace & Defense - 1.6%
Huntington Ingalls Industries, Inc.	11,100	2,513,484
KLX, Inc. (a)	88,900	4,705,477
		7,218,961
Airlines - 1.2%
American Airlines Group, Inc.	115,800	5,499,342
Commercial Services & Supplies - 1.6%
IWG PLC	642,400	2,664,226
KAR Auction Services, Inc.	92,100	4,396,854
		7,061,080
Construction & Engineering - 1.5%
AECOM (a)	178,900	6,585,309
Machinery - 2.4%
Allison Transmission Holdings, Inc.	180,900	6,789,177
WABCO Holdings, Inc. (a)	25,200	3,729,600
		10,518,777
Road & Rail - 0.9%
Swift Transporation Co. (a)	90,720	3,769,416
Trading Companies & Distributors - 2.3%
AerCap Holdings NV (a)	155,500	7,947,605
WESCO International, Inc. (a)	40,200	2,341,650
		10,289,255

TOTAL INDUSTRIALS		50,942,140

INFORMATION TECHNOLOGY - 9.7%
Communications Equipment - 1.0%
CommScope Holding Co., Inc. (a)	139,000	4,616,190
Electronic Equipment & Components - 1.7%
Jabil, Inc.	74,600	2,129,830
TE Connectivity Ltd.	63,700	5,290,922
		7,420,752
IT Services - 5.7%
Amdocs Ltd.	67,400	4,335,168
Cognizant Technology Solutions Corp. Class A	96,800	7,021,872
DXC Technology Co.	82,700	7,102,276
First Data Corp. Class A (a)	223,200	4,026,528
Total System Services, Inc.	42,700	2,796,850
		25,282,694
Semiconductors & Semiconductor Equipment - 1.3%
Qualcomm, Inc.	106,600	5,526,144

TOTAL INFORMATION TECHNOLOGY		42,845,780

MATERIALS - 9.6%
Chemicals - 7.1%
DowDuPont, Inc.	116,918	8,094,233
Eastman Chemical Co.	85,800	7,764,042
LyondellBasell Industries NV Class A	76,408	7,568,212
Westlake Chemical Corp.	96,700	8,034,803
		31,461,290
Construction Materials - 0.8%
Eagle Materials, Inc.	33,700	3,595,790
Containers & Packaging - 1.7%
Ball Corp.	101,000	4,171,300
Sealed Air Corp.	70,900	3,028,848
		7,200,148

TOTAL MATERIALS		42,257,228

REAL ESTATE - 14.3%
Equity Real Estate Investment Trusts (REITs) - 12.9%
American Tower Corp.	82,600	11,289,768
Douglas Emmett, Inc.	205,600	8,104,752
Equinix, Inc.	16,100	7,185,430
Equity Lifestyle Properties, Inc.	96,200	8,184,696
Extra Space Storage, Inc.	113,400	9,062,928
National Retail Properties, Inc.	143,400	5,974,044
Outfront Media, Inc.	286,200	7,206,516
		57,008,134
Real Estate Management & Development - 1.4%
CBRE Group, Inc. (a)	159,600	6,045,648

TOTAL REAL ESTATE		63,053,782

UTILITIES - 7.3%
Electric Utilities - 4.6%
Edison International	157,100	12,123,405
Xcel Energy, Inc.	171,300	8,105,916
		20,229,321
Multi-Utilities - 2.7%
Sempra Energy	104,561	11,933,547

TOTAL UTILITIES		32,162,868

TOTAL COMMON STOCKS
(Cost $367,409,220)		437,997,295
	Principal Amount	Value

Convertible Bonds - 0.3%
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Cobalt International Energy, Inc. 2.625% 12/1/19 (Cost $3,712,510)	6,240,000	1,435,188
	Shares	Value

Money Market Funds - 3.8%
Fidelity Cash Central Fund, 1.09% (c)	2,633,685	2,634,212
Fidelity Securities Lending Cash Central Fund 1.10% (c)(d)	14,004,256	14,007,057
TOTAL MONEY MARKET FUNDS
(Cost $16,639,908)		16,641,269
TOTAL INVESTMENT IN SECURITIES - 103.3%
(Cost $387,761,638)		456,073,752
NET OTHER ASSETS (LIABILITIES) - (3.3)%		(14,629,095)
NET ASSETS - 100%		$441,444,657

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$19,098
Fidelity Securities Lending Cash Central Fund	66,398
Total	$85,496

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$48,864,867	$48,864,867	$--	$--
Consumer Staples	13,146,880	13,146,880	--	--
Energy	31,882,719	31,882,719	--	--
Financials	80,577,804	80,577,804	--	--
Health Care	32,263,227	32,263,227	--	--
Industrials	50,942,140	50,942,140	--	--
Information Technology	42,845,780	42,845,780	--	--
Materials	42,257,228	42,257,228	--	--
Real Estate	63,053,782	63,053,782	--	--
Utilities	32,162,868	32,162,868	--	--
Corporate Bonds	1,435,188	--	1,435,188	--
Money Market Funds	16,641,269	16,641,269	--	--
Total Investments in Securities:	$456,073,752	$454,638,564	$1,435,188	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund III’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund III

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	November 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	November 28, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	November 28, 2017